Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2023
SSP-NPRT1-0923
1.883104.111
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	164,836	4,626,947
AST SpaceMobile, Inc. (a)(b)	535,670	2,298,024
ATN International, Inc. (b)	96,276	3,498,670
Bandwidth, Inc. (a)	212,206	3,214,921
Charge Enterprises, Inc. (a)(b)	1,130,437	1,074,820
Cogent Communications Group, Inc. (b)	385,905	23,632,822
Consolidated Communications Holdings, Inc. (a)	650,826	2,329,957
EchoStar Holding Corp. Class A (a)(b)	298,709	5,803,916
Globalstar, Inc. (a)(b)	6,158,672	6,651,366
IDT Corp. Class B (a)	140,626	3,335,649
Liberty Latin America Ltd.:
Class A (a)(b)	111,189	933,988
Class C (a)(b)	1,496,697	12,452,519
Lumen Technologies, Inc. (b)	9,024,023	16,153,001
Ooma, Inc. (a)(b)	212,376	3,185,640
Radius Global Infrastructure, Inc. (a)(b)	756,087	11,273,257
		100,465,497
Entertainment - 0.4%
Atlanta Braves Holdings, Inc. (b)	389,636	15,865,978
Atlanta Braves Holdings, Inc. Class A (b)	89,593	4,241,333
Cinemark Holdings, Inc. (a)(b)	978,267	16,327,276
IMAX Corp. (a)	401,088	7,384,030
Lions Gate Entertainment Corp.:
Class A (a)(b)	728,234	5,592,837
Class B (a)(b)	819,292	5,997,217
Loop Media, Inc. (b)	318,029	731,467
Madison Square Garden Entertainment Corp. (b)	385,753	13,439,635
Marcus Corp. (b)	218,139	3,402,968
Playstudios, Inc. Class A (a)(b)	771,981	3,805,866
Reservoir Media, Inc. (a)(b)	172,558	942,167
Sphere Entertainment Co. (a)(b)	233,246	9,901,293
Vivid Seats, Inc. Class A (a)(b)	224,839	1,872,909
		89,504,976
Interactive Media & Services - 0.7%
Bumble, Inc. (a)(b)	905,137	16,763,137
CarGurus, Inc. Class A (a)	873,772	19,799,674
Cars.com, Inc. (a)	594,519	13,560,978
DHI Group, Inc. (a)	374,064	1,410,221
Eventbrite, Inc. (a)(b)	688,027	7,919,191
EverQuote, Inc. Class A (a)(b)	186,045	1,317,199
fuboTV, Inc. (a)(b)	1,825,184	6,150,870
Grindr, Inc. (a)(b)	358,767	2,116,725
Liberty TripAdvisor Holdings, Inc. (a)(b)	4,655	197,838
MediaAlpha, Inc. Class A (a)(b)	189,167	1,918,153
Nextdoor Holdings, Inc. (a)(b)	1,312,415	4,081,611
Outbrain, Inc. (a)(b)	358,055	1,901,272
QuinStreet, Inc. (a)	465,290	4,131,775
Shutterstock, Inc. (b)	220,885	11,364,533
System1, Inc. (a)(b)	214,087	612,289
TrueCar, Inc. (a)(b)	757,454	1,855,762
Vimeo, Inc. (a)	1,364,440	5,621,493
Yelp, Inc. (a)	601,157	27,082,123
Ziff Davis, Inc. (a)(b)	419,801	30,443,969
ZipRecruiter, Inc. (a)(b)	621,858	11,516,810
		169,765,623
Media - 0.8%
Advantage Solutions, Inc. Class A (a)(b)	756,926	1,960,438
AMC Networks, Inc. Class A (a)	276,302	3,486,931
Boston Omaha Corp. (a)(b)	207,925	4,058,696
Cardlytics, Inc. (a)(b)	304,738	3,556,292
Clear Channel Outdoor Holdings, Inc. (a)(b)	3,317,708	5,971,874
Daily Journal Corp. (a)(b)	11,767	3,406,782
E.W. Scripps Co. Class A (a)(b)	531,265	5,238,273
Emerald Holding, Inc. (a)(b)	138,179	683,986
Entravision Communication Corp. Class A (b)	556,144	2,658,368
Gambling.com Group Ltd. (a)	101,161	1,239,222
Gannett Co., Inc. (a)(b)	1,298,475	3,661,700
Gray Television, Inc.	739,906	7,006,910
iHeartMedia, Inc. (a)(b)	917,158	4,338,157
Integral Ad Science Holding Corp. (a)	337,429	7,035,395
John Wiley & Sons, Inc. Class A	381,205	13,048,647
Magnite, Inc. (a)(b)	1,195,729	18,091,380
PubMatic, Inc. (a)(b)	386,721	7,730,553
Quotient Technology, Inc. (a)	797,904	3,143,742
Scholastic Corp.	256,415	11,074,564
Sinclair, Inc. Class A (b)	317,908	4,422,100
Stagwell, Inc. (a)(b)	964,892	6,474,425
TechTarget, Inc. (a)	232,910	7,564,917
TEGNA, Inc.	1,998,002	33,766,234
Thryv Holdings, Inc. (a)(b)	275,917	6,539,233
Townsquare Media, Inc.	109,126	1,307,329
Urban One, Inc.:
Class A (a)	121,982	698,957
Class D (non-vtg.) (a)	59,952	340,527
WideOpenWest, Inc. (a)(b)	459,447	3,785,843
		172,291,475
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	591,270	8,910,439
Shenandoah Telecommunications Co. (b)	433,615	8,095,592
Spok Holdings, Inc. (b)	162,918	2,388,378
Telephone & Data Systems, Inc.	884,528	7,093,915
		26,488,324
TOTAL COMMUNICATION SERVICES		558,515,895
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 1.5%
Adient PLC (a)(b)	851,537	36,241,415
American Axle & Manufacturing Holdings, Inc. (a)	1,019,787	9,636,987
Cooper-Standard Holding, Inc. (a)(b)	152,314	2,805,624
Dana, Inc.	1,158,861	21,995,182
Dorman Products, Inc. (a)(b)	234,708	19,877,421
Fox Factory Holding Corp. (a)(b)	380,606	42,589,811
Gentherm, Inc. (a)(b)	295,137	17,640,338
Holley, Inc. (a)(b)	475,559	3,010,288
LCI Industries (b)	220,605	30,061,843
Luminar Technologies, Inc. (a)(b)	2,433,694	18,009,336
Modine Manufacturing Co. (a)	460,043	17,279,215
Patrick Industries, Inc. (b)	190,726	16,507,335
Solid Power, Inc. (a)(b)	1,397,214	3,996,032
Standard Motor Products, Inc.	189,790	7,244,284
Stoneridge, Inc. (a)(b)	234,616	4,795,551
The Goodyear Tire & Rubber Co. (a)	2,510,166	40,363,469
Visteon Corp. (a)	250,605	38,615,724
XPEL, Inc. (a)(b)	202,255	16,429,174
		347,099,029
Automobiles - 0.1%
Fisker, Inc. (a)(b)	1,756,920	10,840,196
LiveWire Group, Inc. (b)	98,452	1,193,238
Winnebago Industries, Inc. (b)	266,118	18,308,918
Workhorse Group, Inc. (a)(b)	1,479,734	1,968,046
		32,310,398
Broadline Retail - 0.1%
Big Lots, Inc. (b)	252,046	2,583,472
ContextLogic, Inc. (a)(b)	194,045	1,843,428
Dillard's, Inc. Class A (b)	32,502	11,149,486
		15,576,386
Distributors - 0.0%
Weyco Group, Inc.	52,883	1,443,706
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	717,172	3,428,082
Adtalem Global Education, Inc. (a)(b)	405,367	17,528,069
Carriage Services, Inc.	120,499	3,900,553
Chegg, Inc. (a)	1,057,259	10,710,034
Coursera, Inc. (a)	1,167,174	18,312,960
Duolingo, Inc. (a)(b)	256,269	39,770,386
European Wax Center, Inc. (a)(b)	305,601	5,919,491
Frontdoor, Inc. (a)	731,436	25,541,745
Graham Holdings Co.	33,054	19,394,435
Laureate Education, Inc. Class A	1,169,475	14,992,670
Lincoln Educational Services Corp. (a)(b)	208,943	1,485,585
Nerdy, Inc. Class A (a)(b)	539,915	2,667,180
OneSpaWorld Holdings Ltd. (a)	650,754	8,358,935
Perdoceo Education Corp.	603,164	8,052,239
Rover Group, Inc. Class A (a)(b)	835,871	4,580,573
Strategic Education, Inc. (b)	202,404	15,200,540
Stride, Inc. (a)(b)	378,391	14,458,320
Udemy, Inc. (a)(b)	771,420	9,110,470
Universal Technical Institute, Inc. (a)	291,181	2,119,798
WW International, Inc. (a)(b)	486,941	5,672,863
		231,204,928
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	483,780	5,515,092
Bally's Corp. (a)	262,963	4,281,038
Biglari Holdings, Inc. Class B (a)	6,100	1,239,276
BJ's Restaurants, Inc. (a)	201,959	7,605,776
Bloomin' Brands, Inc.	781,219	20,991,355
Bluegreen Vacations Holding Corp. Class A	94,874	3,708,625
Bowlero Corp. Class A (a)(b)	258,418	3,134,610
Brinker International, Inc. (a)	391,577	15,381,145
Carrols Restaurant Group, Inc. (a)	321,923	1,896,126
Century Casinos, Inc. (a)	236,319	1,878,736
Chuy's Holdings, Inc. (a)	160,909	6,692,205
Cracker Barrel Old Country Store, Inc.	197,257	18,384,352
Dave & Buster's Entertainment, Inc. (a)(b)	387,010	17,725,058
Denny's Corp. (a)	482,641	5,675,858
Dine Brands Global, Inc. (b)	140,078	8,449,505
El Pollo Loco Holdings, Inc.	259,372	2,762,312
Everi Holdings, Inc. (a)	753,878	11,187,550
Fiesta Restaurant Group, Inc. (a)(b)	151,943	1,169,961
First Watch Restaurant Group, Inc. (a)	138,530	2,582,199
Full House Resorts, Inc. (a)	288,743	1,853,730
Global Business Travel Group, Inc. (a)(b)	278,879	1,963,308
Golden Entertainment, Inc.	181,467	7,683,313
Hilton Grand Vacations, Inc. (a)	725,839	33,751,514
Inspired Entertainment, Inc. (a)	190,527	2,398,735
International Game Technology PLC (b)	968,257	32,756,134
Jack in the Box, Inc.	185,123	18,403,077
Krispy Kreme, Inc.	782,893	12,056,552
Kura Sushi U.S.A., Inc. Class A (a)(b)	52,221	5,196,512
Life Time Group Holdings, Inc. (a)(b)	400,392	7,243,091
Light & Wonder, Inc. Class A (a)	814,075	57,229,473
Lindblad Expeditions Holdings (a)(b)	314,321	3,715,274
Monarch Casino & Resort, Inc. (b)	121,332	8,410,734
Mondee Holdings, Inc. (a)(b)	408,539	3,497,094
Nathan's Famous, Inc. (b)	23,865	1,911,587
Noodles & Co. (a)	353,486	1,290,224
Papa John's International, Inc. (b)	311,002	25,719,865
PlayAGS, Inc. (a)	333,599	2,208,425
Portillo's, Inc. (a)(b)	380,284	8,765,546
Potbelly Corp. (a)	227,279	2,170,514
RCI Hospitality Holdings, Inc.	76,565	5,340,409
Red Robin Gourmet Burgers, Inc. (a)	138,265	2,011,756
Red Rock Resorts, Inc. (b)	421,982	20,466,127
Rush Street Interactive, Inc. (a)	576,953	2,209,730
Sabre Corp. (a)(b)	2,918,485	11,965,789
SeaWorld Entertainment, Inc. (a)	355,369	19,676,782
Shake Shack, Inc. Class A (a)	336,715	26,149,287
Six Flags Entertainment Corp. (a)	645,128	15,418,559
Super Group SGHC Ltd. (a)(b)	1,205,836	3,653,683
Sweetgreen, Inc. Class A (a)(b)	861,723	12,986,166
Target Hospitality Corp. (a)(b)	282,079	3,602,149
The Cheesecake Factory, Inc. (b)	433,881	15,958,143
The ONE Group Hospitality, Inc. (a)(b)	194,637	1,434,475
Xponential Fitness, Inc. (a)(b)	222,400	4,697,088
		524,055,624
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	262,265	8,819,972
Cavco Industries, Inc. (a)(b)	78,258	23,136,978
Century Communities, Inc.	254,121	19,623,224
Cricut, Inc. (b)	426,851	5,062,453
Dream Finders Homes, Inc. (a)(b)	217,463	5,545,307
Ethan Allen Interiors, Inc. (b)	205,384	6,463,434
GoPro, Inc. Class A (a)	1,159,450	4,742,151
Green Brick Partners, Inc. (a)(b)	235,677	13,320,464
Helen of Troy Ltd. (a)(b)	214,905	30,366,077
Hooker Furnishings Corp. (b)	96,118	1,929,088
Hovnanian Enterprises, Inc. Class A (a)	43,286	4,615,153
Installed Building Products, Inc. (b)	211,833	31,355,521
iRobot Corp. (a)(b)	244,353	9,774,120
KB Home (b)	660,879	35,667,640
La-Z-Boy, Inc. (b)	388,028	12,172,438
Landsea Homes Corp. (a)	126,468	1,248,239
Legacy Housing Corp. (a)(b)	86,922	2,061,790
LGI Homes, Inc. (a)(b)	185,819	25,782,386
Lovesac (a)(b)	126,834	3,713,700
M.D.C. Holdings, Inc.	525,224	26,933,487
M/I Homes, Inc. (a)	240,401	24,040,100
Meritage Homes Corp.	325,092	48,422,453
Purple Innovation, Inc.	565,100	1,763,112
Skyline Champion Corp. (a)(b)	478,741	33,349,098
Snap One Holdings Corp. (a)(b)	161,064	1,568,763
Sonos, Inc. (a)(b)	1,133,870	19,434,532
Taylor Morrison Home Corp. (a)	937,938	45,414,958
Traeger, Inc. (a)(b)	306,730	1,368,016
TRI Pointe Homes, Inc. (a)	884,045	28,183,355
United Homes Group, Inc. (a)(b)	54,160	615,799
Vizio Holding Corp. (a)(b)	679,001	5,058,557
VOXX International Corp. (a)(b)	121,460	1,122,290
		482,674,655
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	278,606	16,613,276
AMMO, Inc. (a)(b)	799,668	1,663,309
Clarus Corp.	258,272	2,298,621
Escalade, Inc. (b)	87,625	1,279,325
Funko, Inc. (a)(b)	305,863	2,495,842
JAKKS Pacific, Inc. (a)	64,398	1,342,054
Johnson Outdoors, Inc. Class A	48,737	2,881,331
Latham Group, Inc. (a)	342,659	1,350,076
Malibu Boats, Inc. Class A (a)	182,328	10,930,564
Marine Products Corp.	73,857	1,184,666
MasterCraft Boat Holdings, Inc. (a)(b)	156,969	4,811,100
Smith & Wesson Brands, Inc.	408,991	5,206,455
Solo Brands, Inc. Class A (a)(b)	194,296	1,138,575
Sturm, Ruger & Co., Inc.	155,533	8,235,472
Topgolf Callaway Brands Corp. (a)(b)	1,282,180	25,605,135
Vista Outdoor, Inc. (a)	503,104	15,244,051
		102,279,852
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	228,523	1,983,580
Abercrombie & Fitch Co. Class A (a)	436,376	17,284,853
Academy Sports & Outdoors, Inc. (b)	666,514	39,850,872
America's Car Mart, Inc. (a)(b)	52,124	6,209,011
American Eagle Outfitters, Inc. (b)	1,630,730	22,911,757
Arko Corp. (b)	732,360	6,107,882
Asbury Automotive Group, Inc. (a)(b)	193,444	43,640,966
BARK, Inc. (a)(b)	963,549	1,387,511
Big 5 Sporting Goods Corp. (b)	196,537	1,880,859
Boot Barn Holdings, Inc. (a)(b)	265,691	24,948,385
Build-A-Bear Workshop, Inc.	120,715	2,963,553
Caleres, Inc. (b)	311,748	8,429,666
Camping World Holdings, Inc. (b)	373,802	11,972,878
CarParts.com, Inc. (a)	483,895	2,429,153
Carvana Co. Class A (a)(b)	856,337	39,348,685
Chico's FAS, Inc. (a)(b)	1,088,672	6,640,899
Designer Brands, Inc. Class A (b)	444,212	4,419,909
Destination XL Group, Inc. (a)	516,329	2,664,258
Duluth Holdings, Inc. (a)(b)	114,046	827,974
Envela Corp. (a)(b)	67,169	503,096
EVgo, Inc. Class A (a)(b)	633,478	2,768,299
Foot Locker, Inc. (b)	733,710	19,714,788
Franchise Group, Inc. (b)	204,542	6,087,170
Genesco, Inc. (a)	108,861	3,070,969
Group 1 Automotive, Inc. (b)	124,228	32,116,665
GrowGeneration Corp. (a)(b)	517,015	2,057,720
Guess?, Inc. (b)	260,321	5,464,138
Haverty Furniture Companies, Inc. (b)	132,194	4,706,106
Hibbett, Inc. (b)	113,203	5,252,619
J.Jill, Inc. (a)(b)	39,337	892,950
Lands' End, Inc. (a)(b)	131,973	1,237,907
Lazydays Holdings, Inc. (a)(b)	110,137	1,443,896
Leslie's, Inc. (a)(b)	1,587,720	10,113,776
MarineMax, Inc. (a)(b)	190,164	7,669,314
Monro, Inc. (b)	278,085	10,191,815
National Vision Holdings, Inc. (a)(b)	694,099	15,013,361
OneWater Marine, Inc. Class A (a)(b)	103,508	3,897,076
Overstock.com, Inc. (a)(b)	402,268	14,670,714
PetMed Express, Inc.	190,885	2,796,465
Rent the Runway, Inc. Class A (a)(b)	416,941	771,341
Revolve Group, Inc. (a)(b)	366,038	7,218,269
Sally Beauty Holdings, Inc. (a)(b)	955,169	11,433,373
Shoe Carnival, Inc. (b)	151,547	4,032,666
Signet Jewelers Ltd. (b)	398,162	32,048,059
Sleep Number Corp. (a)(b)	189,673	5,252,045
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	139,435	6,677,542
Sportsman's Warehouse Holdings, Inc. (a)(b)	332,218	2,092,973
Stitch Fix, Inc. (a)(b)	759,176	3,879,389
The Aaron's Co., Inc. (b)	282,984	4,476,807
The Buckle, Inc. (b)	274,915	10,050,892
The Cato Corp. Class A (sub. vtg.) (b)	157,327	1,337,280
The Children's Place, Inc. (a)(b)	107,406	3,376,845
The ODP Corp. (a)	306,108	15,268,667
thredUP, Inc. (a)(b)	652,993	2,298,535
Tile Shop Holdings, Inc. (a)(b)	252,956	1,608,800
Tilly's, Inc. (a)(b)	194,448	1,685,864
Torrid Holdings, Inc. (a)(b)	106,082	288,543
Upbound Group, Inc. (b)	492,865	17,067,915
Urban Outfitters, Inc. (a)	569,517	20,713,333
Warby Parker, Inc. (a)(b)	757,365	11,315,033
Winmark Corp.	25,216	9,165,007
Zumiez, Inc. (a)	139,944	2,639,344
		570,270,017
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	839,454	1,259,181
Figs, Inc. Class A (a)(b)	1,135,701	8,358,759
Fossil Group, Inc. (a)	406,691	1,130,601
G-III Apparel Group Ltd. (a)(b)	375,714	7,781,037
Hanesbrands, Inc. (b)	3,141,594	16,556,200
Kontoor Brands, Inc. (b)	496,534	21,033,180
Movado Group, Inc. (b)	139,346	3,999,230
Oxford Industries, Inc.	133,499	14,397,867
Rocky Brands, Inc. (b)	60,665	1,220,580
Steven Madden Ltd. (b)	671,736	22,422,548
Vera Bradley, Inc. (a)	222,174	1,497,453
Wolverine World Wide, Inc.	695,063	8,806,448
		108,463,084
TOTAL CONSUMER DISCRETIONARY		2,415,377,679
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	42,684	27,036,472
Duckhorn Portfolio, Inc. (a)	394,910	4,967,968
MGP Ingredients, Inc.	142,266	16,219,747
National Beverage Corp. (a)(b)	211,625	11,184,381
Primo Water Corp.	1,398,162	19,811,956
The Vita Coco Co., Inc. (a)(b)	255,510	6,750,574
Zevia PBC (a)(b)	220,693	613,527
		86,584,625
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	287,479	14,034,725
Chefs' Warehouse Holdings (a)(b)	314,178	11,417,229
HF Foods Group, Inc. (a)	355,310	1,858,271
Ingles Markets, Inc. Class A	125,545	10,646,216
Natural Grocers by Vitamin Cottage, Inc.	82,354	1,025,307
PriceSmart, Inc.	230,972	17,953,454
SpartanNash Co.	312,204	7,005,858
Sprouts Farmers Market LLC (a)(b)	923,683	36,254,558
United Natural Foods, Inc. (a)	529,549	11,014,619
Village Super Market, Inc. Class A	74,535	1,735,175
Weis Markets, Inc.	147,676	9,796,826
		122,742,238
Food Products - 1.1%
Alico, Inc. (b)	61,708	1,598,237
B&G Foods, Inc. Class A (b)	638,711	8,469,308
Benson Hill, Inc. (a)(b)	1,514,051	2,104,531
Beyond Meat, Inc. (a)(b)	526,107	9,049,040
BRC, Inc. Class A (a)(b)	328,558	1,504,796
Cal-Maine Foods, Inc.	344,242	15,900,538
Calavo Growers, Inc. (b)	154,383	5,824,871
Dole PLC (b)	636,915	8,413,647
Forafric Global PLC (a)(b)	43,267	478,966
Fresh Del Monte Produce, Inc.	306,204	8,138,902
Hostess Brands, Inc. Class A (a)	1,185,281	28,494,155
J&J Snack Foods Corp.	134,553	21,571,537
John B. Sanfilippo & Son, Inc.	80,377	8,753,859
Lancaster Colony Corp. (b)	174,388	33,592,360
Limoneira Co. (b)	155,952	2,420,375
Mission Produce, Inc. (a)(b)	430,602	5,003,595
Seneca Foods Corp. Class A (a)	47,959	1,849,539
Sovos Brands, Inc. (a)	354,065	6,302,357
SunOpta, Inc. (a)(b)	814,345	5,399,107
The Hain Celestial Group, Inc. (a)(b)	798,476	10,116,691
The Simply Good Foods Co. (a)	811,239	31,403,062
TreeHouse Foods, Inc. (a)(b)	459,316	23,705,299
Utz Brands, Inc. Class A (b)	646,806	10,834,001
Vital Farms, Inc. (a)	277,465	3,246,341
Westrock Coffee Holdings (b)	253,663	2,814,391
		256,989,505
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	302,515	12,245,807
Central Garden & Pet Co. Class A (non-vtg.) (a)	125,020	4,778,264
Energizer Holdings, Inc.	637,956	22,775,029
Oil-Dri Corp. of America	44,557	2,796,843
WD-40 Co. (b)	121,210	27,817,695
		70,413,638
Personal Care Products - 0.8%
BellRing Brands, Inc. (a)(b)	1,192,536	42,871,669
Edgewell Personal Care Co. (b)	456,629	17,995,749
elf Beauty, Inc. (a)(b)	448,385	52,335,497
Herbalife Ltd. (a)(b)	882,930	14,338,783
Inter Parfums, Inc.	163,848	24,505,107
MediFast, Inc. (b)	96,593	9,841,861
Nature's Sunshine Products, Inc. (a)	113,144	1,578,359
Nu Skin Enterprises, Inc. Class A	443,555	13,036,081
The Beauty Health Co. (a)(b)	728,419	6,038,594
Thorne HealthTech, Inc. (a)(b)	123,912	739,755
USANA Health Sciences, Inc. (a)	100,752	6,539,812
Waldencast PLC (a)(b)	174,502	968,486
		190,789,753
Tobacco - 0.2%
Ispire Technology, Inc. (b)	22,383	206,595
Turning Point Brands, Inc.	153,270	3,655,490
Universal Corp. (b)	217,222	10,984,917
Vector Group Ltd.	1,298,327	17,034,050
		31,881,052
TOTAL CONSUMER STAPLES		759,400,811
ENERGY - 7.3%
Energy Equipment & Services - 2.7%
Archrock, Inc.	1,239,037	14,447,171
Atlas Energy Solutions, Inc. (b)	147,340	2,909,965
Borr Drilling Ltd. (a)(b)	2,043,699	17,943,677
Bristow Group, Inc. (a)	209,185	6,436,622
Cactus, Inc.	577,119	29,306,103
Championx Corp. (b)	1,776,490	63,243,044
Core Laboratories, Inc.	417,665	10,855,113
Diamond Offshore Drilling, Inc. (a)	907,804	14,370,537
DMC Global, Inc. (a)	175,097	3,302,329
Dril-Quip, Inc. (a)(b)	304,710	7,888,942
Expro Group Holdings NV (a)(b)	789,095	17,510,018
Forum Energy Technologies, Inc. (a)	85,115	2,315,979
Helix Energy Solutions Group, Inc. (a)(b)	1,278,813	12,276,605
Helmerich & Payne, Inc.	896,911	40,154,705
KLX Energy Services Holdings, Inc. (a)(b)	110,721	1,298,757
Liberty Oilfield Services, Inc. Class A (b)	1,528,487	25,174,181
Mammoth Energy Services, Inc. (a)	198,138	968,895
Nabors Industries Ltd. (a)(b)	81,580	9,992,734
Newpark Resources, Inc. (a)	674,070	3,720,866
Nextier Oilfield Solutions, Inc. (a)(b)	1,738,497	20,722,884
Noble Corp. PLC (b)	960,938	50,228,229
Oceaneering International, Inc. (a)(b)	896,895	20,135,293
Oil States International, Inc. (a)	562,263	4,520,595
Patterson-UTI Energy, Inc. (b)	1,850,806	29,316,767
ProFrac Holding Corp. (a)(b)	221,299	2,848,118
ProPetro Holding Corp. (a)	880,330	9,190,645
Ranger Energy Services, Inc. Class A (a)(b)	136,072	1,428,756
RPC, Inc.	760,860	6,330,355
SEACOR Marine Holdings, Inc. (a)(b)	209,512	2,407,293
Seadrill Ltd. (a)	450,880	22,052,541
Select Water Solutions, Inc. Class A	760,378	6,394,779
Solaris Oilfield Infrastructure, Inc. Class A (b)	289,167	3,160,595
TETRA Technologies, Inc. (a)	1,121,468	5,035,391
Tidewater, Inc. (a)	424,505	26,790,511
U.S. Silica Holdings, Inc. (a)	674,395	8,773,879
Valaris Ltd. (a)(b)	547,533	42,050,534
Weatherford International PLC (a)	634,835	52,754,789
		598,258,197
Oil, Gas & Consumable Fuels - 4.6%
Amplify Energy Corp. (a)(b)	319,503	2,345,152
Arch Resources, Inc. (b)	163,190	20,960,124
Ardmore Shipping Corp.	370,362	5,214,697
Berry Corp.	699,771	5,458,214
California Resources Corp. (b)	639,315	34,107,455
Callon Petroleum Co. (a)(b)	545,963	20,506,370
Centrus Energy Corp. Class A (a)(b)	110,174	4,142,542
Chord Energy Corp.	374,273	58,700,977
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	702,398
warrants 9/1/25 (a)	14,729	224,765
Civitas Resources, Inc.	621,039	46,490,980
Clean Energy Fuels Corp. (a)(b)	1,504,413	7,416,756
CNX Resources Corp. (a)(b)	1,450,627	29,592,791
Comstock Resources, Inc. (b)	824,038	10,506,485
CONSOL Energy, Inc.	303,431	22,611,678
Crescent Energy, Inc. Class A (b)	350,403	4,159,284
CVR Energy, Inc.	265,434	9,752,045
Delek U.S. Holdings, Inc. (b)	592,938	16,359,159
Denbury, Inc. (a)	447,424	39,333,044
DHT Holdings, Inc.	1,225,713	12,073,273
Dorian LPG Ltd. (b)	283,826	8,440,985
Earthstone Energy, Inc. (a)(b)	514,002	8,213,752
Empire Petroleum Corp. (a)(b)	87,178	784,602
enCore Energy Corp. (a)(b)	1,220,549	3,087,989
Energy Fuels, Inc. (a)(b)	1,409,081	8,989,937
Enviva, Inc. (b)	282,725	3,808,306
Equitrans Midstream Corp.	3,896,315	40,404,787
Evolution Petroleum Corp. (b)	290,720	2,715,325
Excelerate Energy, Inc. (b)	161,508	3,427,200
FLEX LNG Ltd. (b)	269,280	8,568,490
Gevo, Inc. (a)(b)	2,041,852	3,511,985
Golar LNG Ltd. (b)	902,003	21,756,312
Granite Ridge Resources, Inc. (b)	229,266	1,671,349
Green Plains, Inc. (a)(b)	518,320	18,405,543
Gulfport Energy Corp. (a)	89,688	9,188,536
Hallador Energy Co. (a)(b)	208,986	1,926,851
HighPeak Energy, Inc. (b)	94,921	1,438,053
International Seaways, Inc.	362,731	15,557,533
Kinetik Holdings, Inc.	154,842	5,574,312
Kosmos Energy Ltd. (a)(b)	4,069,663	28,894,607
Magnolia Oil & Gas Corp. Class A	1,633,996	36,193,011
Matador Resources Co.	1,011,162	56,250,942
Murphy Oil Corp.	1,325,125	57,338,159
NACCO Industries, Inc. Class A	36,804	1,361,380
Nextdecade Corp. (a)(b)	268,646	1,496,358
Nordic American Tanker Shipping Ltd.	1,833,850	8,050,602
Northern Oil & Gas, Inc. (b)	669,885	26,373,372
Overseas Shipholding Group, Inc. (a)	497,172	2,033,433
Par Pacific Holdings, Inc. (a)	493,110	15,523,103
PBF Energy, Inc. Class A (b)	1,038,424	49,262,835
Peabody Energy Corp. (b)	1,110,941	24,929,516
Permian Resource Corp. Class A	2,269,154	26,526,410
PrimeEnergy Corp. (a)	6,148	591,192
Rex American Resources Corp. (a)	137,530	5,091,361
Riley Exploration Permian, Inc.	80,502	3,014,800
Ring Energy, Inc. (a)(b)	1,063,852	2,574,522
SandRidge Energy, Inc. (b)	284,789	4,864,196
Scorpio Tankers, Inc.	470,170	22,116,797
SFL Corp. Ltd.	1,033,080	10,186,169
SilverBow Resources, Inc. (a)(b)	157,826	5,651,749
Sitio Royalties Corp. (b)	725,105	19,824,371
SM Energy Co.	1,071,345	38,879,110
Talos Energy, Inc. (a)	997,847	15,965,552
Teekay Corp. (a)	595,117	3,963,479
Teekay Tankers Ltd.	214,143	9,338,776
Tellurian, Inc. (a)(b)	4,747,233	8,165,241
Uranium Energy Corp. (a)(b)	3,289,818	11,843,345
VAALCO Energy, Inc. (b)	972,965	4,329,694
Verde Clean Fuels, Inc. (a)(b)	37,974	206,579
Vertex Energy, Inc. (a)(b)	610,710	3,218,442
Vital Energy, Inc. (a)(b)	149,922	7,912,883
Vitesse Energy, Inc. (b)	225,193	5,672,612
W&T Offshore, Inc. (a)(b)	861,707	3,774,277
World Kinect Corp. (b)	547,212	12,334,158
		1,051,883,069
TOTAL ENERGY		1,650,141,266
FINANCIALS - 16.1%
Banks - 8.7%
1st Source Corp.	149,236	6,999,168
ACNB Corp. (b)	73,129	2,537,576
Amalgamated Financial Corp.	160,546	3,204,498
Amerant Bancorp, Inc. Class A	230,037	4,559,333
American National Bankshares, Inc.	92,715	3,827,275
Ameris Bancorp	590,393	25,770,654
Ames National Corp.	76,042	1,464,569
Arrow Financial Corp.	127,271	2,560,693
Associated Banc-Corp. (b)	1,350,036	25,583,182
Atlantic Union Bankshares Corp.	671,013	21,458,996
Axos Financial, Inc. (a)	507,493	23,852,171
Banc of California, Inc. (b)	484,970	6,891,424
BancFirst Corp.	196,692	19,649,531
Bancorp, Inc., Delaware (a)	477,724	18,105,740
Bank First National Corp. (b)	83,641	7,390,519
Bank of Hawaii Corp. (b)	350,633	20,031,663
Bank of Marin Bancorp	143,708	3,014,994
Bank7 Corp. (b)	32,906	870,693
BankUnited, Inc.	663,975	19,813,014
Bankwell Financial Group, Inc.	51,292	1,402,836
Banner Corp.	307,174	14,624,554
Bar Harbor Bankshares	131,578	3,593,395
BayCom Corp.	101,989	2,056,098
BCB Bancorp, Inc.	134,464	1,727,862
Berkshire Hills Bancorp, Inc.	394,559	8,999,891
Blue Foundry Bancorp (a)(b)	210,192	2,146,060
Blue Ridge Bankshares, Inc.	157,815	1,330,380
Bridgewater Bancshares, Inc. (a)	177,183	1,897,630
Brookline Bancorp, Inc., Delaware	779,377	8,323,746
Burke & Herbert Financial Services Corp. (b)	56,594	3,055,510
Business First Bancshares, Inc.	212,475	4,345,114
Byline Bancorp, Inc.	220,390	4,837,561
C & F Financial Corp.	28,641	1,610,483
Cadence Bank	1,628,758	40,800,388
Cambridge Bancorp	68,675	4,226,260
Camden National Corp.	128,011	4,426,620
Capital Bancorp, Inc.	83,263	1,677,749
Capital City Bank Group, Inc.	115,583	3,748,357
Capitol Federal Financial, Inc.	1,133,355	7,514,144
Capstar Financial Holdings, Inc.	173,269	2,578,243
Carter Bankshares, Inc. (a)	204,880	3,009,687
Cathay General Bancorp (b)	621,837	23,654,679
Central Pacific Financial Corp.	242,694	4,426,739
Central Valley Community Bancorp	87,190	1,490,949
Chemung Financial Corp. (b)	29,934	1,276,984
ChoiceOne Financial Services, Inc. (b)	61,330	1,487,253
Citizens & Northern Corp.	132,921	2,817,925
Citizens Financial Services, Inc. (b)	38,028	2,680,023
City Holding Co.	136,270	13,478,466
Civista Bancshares, Inc.	134,861	2,459,865
CNB Financial Corp., Pennsylvania	184,161	3,583,773
Coastal Financial Corp. of Washington (a)	98,197	4,435,558
Codorus Valley Bancorp, Inc.	83,036	1,825,962
Colony Bankcorp, Inc.	142,706	1,529,808
Columbia Financial, Inc. (a)(b)	263,066	4,598,394
Community Bank System, Inc.	475,696	25,606,716
Community Trust Bancorp, Inc.	140,891	5,407,397
ConnectOne Bancorp, Inc.	331,063	6,776,860
CrossFirst Bankshares, Inc. (a)	389,992	4,551,207
Customers Bancorp, Inc. (a)	255,837	10,740,037
CVB Financial Corp.	1,190,315	22,461,244
Dime Community Bancshares, Inc.	315,122	7,058,733
Eagle Bancorp, Inc.	274,372	7,600,104
Eastern Bankshares, Inc.	1,383,734	19,538,324
Enterprise Bancorp, Inc.	83,376	2,654,692
Enterprise Financial Services Corp.	325,712	13,354,192
Equity Bancshares, Inc.	129,622	3,520,534
Esquire Financial Holdings, Inc.	62,307	3,111,923
ESSA Bancorp, Inc. (b)	73,467	1,221,022
Evans Bancorp, Inc.	45,009	1,337,667
Farmers & Merchants Bancorp, Inc.	119,667	2,551,300
Farmers National Banc Corp. (b)	328,241	4,513,314
FB Financial Corp.	317,372	11,241,316
Fidelity D & D Bancorp, Inc. (b)	42,793	2,171,317
Financial Institutions, Inc.	136,271	2,613,678
First Bancorp, North Carolina	356,106	11,779,986
First Bancorp, Puerto Rico	1,585,022	23,537,577
First Bancshares, Inc.	272,694	8,538,049
First Bank Hamilton New Jersey	197,408	2,467,600
First Busey Corp.	467,780	10,132,115
First Business Finance Services, Inc.	67,592	2,297,452
First Commonwealth Financial Corp.	915,320	13,217,221
First Community Bankshares, Inc.	160,323	5,391,662
First Community Corp.	62,289	1,230,208
First Financial Bancorp, Ohio	842,045	19,442,819
First Financial Bankshares, Inc.	1,163,629	37,922,669
First Financial Corp., Indiana	106,822	4,081,669
First Foundation, Inc.	456,203	3,334,844
First Interstate Bancsystem, Inc.	741,139	21,292,923
First Merchants Corp.	529,893	17,020,163
First Mid-Illinois Bancshares, Inc.	173,330	5,305,631
First of Long Island Corp.	195,376	2,723,541
First Western Financial, Inc. (a)(b)	68,817	1,427,265
Five Star Bancorp	112,609	2,779,190
Flushing Financial Corp.	256,123	4,041,621
FS Bancorp, Inc.	57,749	1,790,219
Fulton Financial Corp.	1,451,947	20,762,842
FVCBankcorp, Inc. (a)(b)	136,132	1,750,658
German American Bancorp, Inc.	253,451	7,466,666
Glacier Bancorp, Inc.	996,289	32,578,650
Great Southern Bancorp, Inc.	78,543	4,345,784
Greene County Bancorp, Inc.	61,502	2,119,359
Guaranty Bancshares, Inc. Texas	73,398	2,333,322
Hancock Whitney Corp.	774,805	34,099,168
Hanmi Financial Corp.	278,674	5,294,806
HarborOne Bancorp, Inc.	367,350	3,853,502
HBT Financial, Inc.	117,150	2,324,256
Heartland Financial U.S.A., Inc.	380,067	13,051,501
Heritage Commerce Corp.	536,941	5,154,634
Heritage Financial Corp., Washington	312,157	5,856,065
Hilltop Holdings, Inc.	415,414	12,848,755
Hingham Institution for Savings	13,342	2,967,928
Home Bancorp, Inc.	61,919	2,205,555
Home Bancshares, Inc.	1,700,990	41,351,067
HomeStreet, Inc.	165,106	1,518,975
HomeTrust Bancshares, Inc.	134,949	3,280,610
Hope Bancorp, Inc.	1,031,446	11,201,504
Horizon Bancorp, Inc. Indiana	390,698	4,840,748
Independent Bank Corp.	395,325	23,818,331
Independent Bank Corp.	179,647	3,711,507
Independent Bank Group, Inc.	324,033	14,539,361
International Bancshares Corp.	479,560	23,805,358
John Marshall Bankcorp, Inc. (b)	109,535	2,081,165
Kearny Financial Corp.	512,962	4,406,344
Lakeland Bancorp, Inc.	561,384	8,482,512
Lakeland Financial Corp.	221,993	12,307,292
LCNB Corp. (b)	92,338	1,618,685
Live Oak Bancshares, Inc.	301,120	11,403,414
Luther Burbank Corp.	82,471	849,451
Macatawa Bank Corp.	227,824	2,244,066
Mainstreet Bancshares, Inc.	60,680	1,448,432
Mercantile Bank Corp.	142,942	5,020,123
Metrocity Bankshares, Inc.	161,458	3,461,660
Metropolitan Bank Holding Corp. (a)	94,144	4,263,782
Mid Penn Bancorp, Inc.	126,550	2,973,925
Middlefield Banc Corp. (b)	68,555	2,005,919
Midland States Bancorp, Inc.	189,971	4,451,021
MidWestOne Financial Group, Inc.	124,298	3,049,030
MVB Financial Corp.	100,152	2,562,890
National Bank Holdings Corp.	330,002	11,338,869
National Bankshares, Inc. (b)	50,686	1,508,922
NBT Bancorp, Inc.	374,816	13,943,155
Nicolet Bankshares, Inc.	114,805	9,603,438
Northeast Bank	69,315	3,302,167
Northeast Community Bancorp, Inc. (b)	116,704	1,889,438
Northfield Bancorp, Inc.	368,165	4,484,250
Northrim Bancorp, Inc.	48,876	2,336,273
Northwest Bancshares, Inc.	1,144,230	14,142,683
Norwood Financial Corp. (b)	65,118	2,074,008
Oak Valley Bancorp Oakdale California	58,852	1,611,956
OceanFirst Financial Corp.	524,242	9,766,628
OFG Bancorp	418,499	14,015,532
Old National Bancorp, Indiana	2,616,599	44,560,681
Old Second Bancorp, Inc.	388,080	6,205,399
Orange County Bancorp, Inc. (b)	44,925	2,023,422
Origin Bancorp, Inc. (b)	261,005	8,508,763
Orrstown Financial Services, Inc.	89,626	2,097,248
Pacific Premier Bancorp, Inc.	852,443	21,771,394
PacWest Bancorp (b)	1,073,157	9,980,360
Park National Corp.	128,603	14,341,807
Parke Bancorp, Inc.	90,452	1,794,568
Pathward Financial, Inc.	244,339	12,695,854
PCB Bancorp	96,761	1,579,140
Peapack-Gladstone Financial Corp.	153,532	4,487,740
Penns Woods Bancorp, Inc. (b)	59,980	1,617,661
Peoples Bancorp, Inc.	305,857	8,615,992
Peoples Financial Services Corp.	61,145	2,824,288
Pioneer Bancorp, Inc. (a)(b)	89,011	874,978
Plumas Bancorp	48,199	1,743,840
Ponce Financial Group, Inc. (a)(b)	175,808	1,622,708
Preferred Bank, Los Angeles	121,055	7,999,314
Premier Financial Corp.	319,848	6,927,908
Primis Financial Corp.	178,174	1,694,435
Princeton Bancorp, Inc.	44,759	1,338,742
Provident Financial Services, Inc.	659,312	12,223,644
QCR Holdings, Inc.	147,025	7,532,091
RBB Bancorp	148,142	2,173,243
Red River Bancshares, Inc.	41,733	2,045,334
Renasant Corp.	492,980	15,252,801
Republic Bancorp, Inc., Kentucky Class A (b)	74,747	3,425,655
S&T Bancorp, Inc.	348,697	11,011,851
Sandy Spring Bancorp, Inc.	393,661	9,632,885
Seacoast Banking Corp., Florida	753,567	18,620,641
ServisFirst Bancshares, Inc.	455,087	27,159,592
Shore Bancshares, Inc.	270,850	3,223,115
Sierra Bancorp	121,218	2,552,851
Simmons First National Corp. Class A	1,128,032	22,774,966
SmartFinancial, Inc.	137,142	3,445,007
South Plains Financial, Inc.	104,226	2,798,468
Southern First Bancshares, Inc. (a)	65,512	1,977,152
Southern Missouri Bancorp, Inc.	75,206	3,615,152
Southern States Bancshares, Inc.	64,904	1,632,336
Southside Bancshares, Inc.	264,153	8,772,521
Southstate Corp.	679,843	52,803,406
Stellar Bancorp, Inc.	436,655	10,855,243
Sterling Bancorp, Inc. (a)(b)	168,890	1,003,207
Stock Yards Bancorp, Inc.	242,765	11,606,595
Summit Financial Group, Inc.	98,808	2,229,108
Texas Capital Bancshares, Inc. (a)(b)	426,650	27,241,603
The Bank of NT Butterfield & Son Ltd.	451,131	14,494,839
The First Bancorp, Inc.	86,983	2,295,481
Third Coast Bancshares, Inc. (a)	111,305	2,301,787
Timberland Bancorp, Inc./Washington	65,708	2,056,003
Tompkins Financial Corp.	125,005	7,520,301
TowneBank	626,738	15,843,937
Trico Bancshares	279,268	10,439,038
Triumph Bancorp, Inc. (a)	198,550	14,079,181
Trustco Bank Corp., New York	167,422	5,087,955
Trustmark Corp.	543,925	14,283,471
UMB Financial Corp.	395,360	28,070,560
United Bankshares, Inc., West Virginia	1,168,069	39,060,227
United Community Bank, Inc.	1,033,533	30,044,804
Unity Bancorp, Inc.	61,494	1,630,821
Univest Corp. of Pennsylvania	263,837	5,144,822
USCB Financial Holdings, Inc. (a)(b)	90,225	988,866
Valley National Bancorp	3,856,268	39,565,310
Veritex Holdings, Inc.	471,419	10,140,223
Virginia National Bankshares C (b)	41,939	1,519,450
Washington Federal, Inc.	584,408	18,140,024
Washington Trust Bancorp, Inc.	153,445	4,919,447
WesBanco, Inc.	517,086	14,483,579
West Bancorp., Inc.	141,447	2,837,427
Westamerica Bancorp.	234,906	11,555,026
WSFS Financial Corp.	546,901	23,926,919
		1,974,122,789
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)(b)	184,671	1,444,127
Artisan Partners Asset Management, Inc. (b)	548,344	22,750,793
Assetmark Financial Holdings, Inc. (a)	195,741	5,852,656
Avantax, Inc. (a)(b)	350,861	9,080,283
B. Riley Financial, Inc. (b)	167,751	9,315,213
Bakkt Holdings, Inc. Class A (a)(b)	609,710	1,006,022
BGC Group, Inc. Class A	2,804,031	13,347,188
BrightSphere Investment Group, Inc.	283,524	6,033,391
Cohen & Steers, Inc.	232,640	14,961,078
Diamond Hill Investment Group, Inc.	26,048	4,727,972
Donnelley Financial Solutions, Inc. (a)(b)	220,302	10,420,285
Focus Financial Partners, Inc. Class A (a)	521,588	27,294,700
Forge Global Holdings, Inc. Class A (a)(b)	994,876	2,895,089
GCM Grosvenor, Inc. Class A (b)	368,492	2,892,662
Hamilton Lane, Inc. Class A (b)	326,234	28,848,873
MarketWise, Inc. Class A (b)	284,201	545,666
Moelis & Co. Class A	596,494	29,126,802
Open Lending Corp. (a)	890,409	10,052,718
P10, Inc. (b)	388,580	4,604,673
Patria Investments Ltd. (b)	488,461	7,434,376
Perella Weinberg Partners Class A	383,693	3,790,887
Piper Jaffray Companies	154,998	22,685,507
PJT Partners, Inc. (b)	217,100	17,218,201
Sculptor Capital Management, Inc. Class A	227,326	2,489,220
Silvercrest Asset Management Group Class A	85,095	1,773,380
StepStone Group, Inc. Class A (b)	481,621	13,519,101
StoneX Group, Inc. (a)	158,783	14,609,624
Value Line, Inc.	7,370	394,811
Victory Capital Holdings, Inc.	246,711	8,180,937
Virtus Investment Partners, Inc.	61,622	12,677,494
WisdomTree Investments, Inc.	1,225,008	8,526,056
		318,499,785
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	40,949	1,666,624
Bread Financial Holdings, Inc.	451,311	18,760,998
Consumer Portfolio Services, Inc. (a)(b)	79,609	1,019,791
Encore Capital Group, Inc. (a)(b)	206,950	11,071,825
Enova International, Inc. (a)	272,558	15,015,220
FirstCash Holdings, Inc.	336,400	32,052,192
Green Dot Corp. Class A (a)	417,678	8,165,605
LendingClub Corp. (a)	961,654	8,068,277
LendingTree, Inc. (a)(b)	92,118	2,247,679
Navient Corp. (b)	818,545	15,585,097
Nelnet, Inc. Class A	128,822	12,712,155
NerdWallet, Inc. (a)(b)	309,975	3,474,820
OppFi, Inc. Class A (a)(b)	98,703	205,302
PRA Group, Inc. (a)	345,117	8,234,492
PROG Holdings, Inc. (a)(b)	414,020	16,800,932
Regional Management Corp.	69,977	2,273,553
Upstart Holdings, Inc. (a)(b)	643,375	44,193,429
World Acceptance Corp. (a)(b)	33,359	5,267,053
		206,815,044
Financial Services - 2.2%
A-Mark Precious Metals, Inc.	169,550	6,915,945
Acacia Research Corp. (a)(b)	330,707	1,319,521
Alerus Financial Corp.	161,729	3,199,000
AvidXchange Holdings, Inc. (a)	1,336,919	16,591,165
Banco Latinoamericano de Comer Series E	246,152	5,740,265
Cannae Holdings, Inc. (a)	633,705	12,914,908
Cantaloupe, Inc. (a)	517,804	3,992,269
Cass Information Systems, Inc.	123,595	4,690,430
Compass Diversified Holdings	568,076	12,798,752
Enact Holdings, Inc.	269,538	7,331,434
Essent Group Ltd.	944,894	46,866,742
EVERTEC, Inc.	583,491	22,948,701
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	80,797	12,988,118
Finance of America Companies, Inc. (a)(b)	458,698	912,809
Flywire Corp. (a)(b)	858,490	29,308,849
Home Point Capital, Inc. (a)	66,960	155,347
i3 Verticals, Inc. Class A (a)	201,794	5,046,868
International Money Express, Inc. (a)	275,932	6,685,832
Jackson Financial, Inc.	729,635	24,092,548
Marqeta, Inc. Class A (a)	4,377,626	24,427,153
Merchants Bancorp	143,400	4,532,874
Mr. Cooper Group, Inc. (a)	593,624	34,412,383
Newtekone, Inc. (b)	213,448	3,799,374
NMI Holdings, Inc. (a)	732,540	19,566,143
Ocwen Financial Corp. (a)(b)	57,206	1,931,275
PagSeguro Digital Ltd. (a)(b)	1,773,948	20,152,049
Payoneer Global, Inc. (a)	2,367,297	12,594,020
Paysafe Ltd. (a)(b)	291,135	3,502,354
Paysign, Inc. (a)(b)	286,249	549,598
PennyMac Financial Services, Inc.	227,125	17,086,614
Priority Technology Holdings, Inc. (a)(b)	152,585	686,633
Radian Group, Inc. (b)	1,402,996	37,782,682
Remitly Global, Inc. (a)	751,196	14,483,059
Repay Holdings Corp. (a)(b)	725,862	6,060,948
Security National Financial Corp. Class A	107,899	921,457
StoneCo Ltd. Class A (a)(b)	2,598,735	37,655,670
SWK Holdings Corp. (a)(b)	30,913	498,936
Velocity Financial, Inc. (a)	73,260	906,959
Walker & Dunlop, Inc.	284,451	25,879,352
Waterstone Financial, Inc.	161,914	2,258,700
		494,187,736
Insurance - 1.7%
AMBAC Financial Group, Inc. (a)	392,314	5,547,320
American Equity Investment Life Holding Co.	693,839	37,238,339
Amerisafe, Inc. (b)	170,611	8,892,245
Argo Group International Holdings, Ltd.	282,348	8,385,736
BRP Group, Inc. (a)(b)	527,953	13,151,309
CNO Financial Group, Inc.	1,017,050	26,158,526
Crawford & Co. Class A	127,309	1,223,439
Donegal Group, Inc. Class A	133,088	1,939,092
eHealth, Inc. (a)	214,693	1,623,079
Employers Holdings, Inc.	239,816	9,264,092
Enstar Group Ltd. (a)	105,878	27,092,063
F&G Annuities & Life, Inc. (b)	168,491	4,414,464
Genworth Financial, Inc. Class A (a)	4,330,760	25,378,254
GoHealth, Inc. (a)(b)	34,294	635,125
Goosehead Insurance (a)(b)	191,857	12,829,478
Greenlight Capital Re, Ltd. (a)(b)	231,367	2,378,453
HCI Group, Inc. (b)	57,907	3,637,139
Hippo Holdings, Inc. (a)(b)	92,229	1,586,339
Horace Mann Educators Corp.	368,510	11,103,206
Investors Title Co.	10,837	1,696,532
James River Group Holdings Ltd.	331,072	6,121,521
Kingsway Financial Services, Inc. (a)(b)	96,689	809,287
Lemonade, Inc. (a)(b)	454,051	10,556,686
Maiden Holdings Ltd. (a)(b)	768,590	1,498,751
MBIA, Inc. (a)	434,231	3,795,179
Mercury General Corp.	240,610	7,742,830
National Western Life Group, Inc.	20,356	8,583,515
NI Holdings, Inc. (a)	66,359	924,381
Oscar Health, Inc. (a)(b)	1,382,448	10,396,009
Palomar Holdings, Inc. (a)(b)	218,201	13,214,253
ProAssurance Corp.	484,048	8,132,006
Safety Insurance Group, Inc.	129,145	9,298,440
Selective Insurance Group, Inc.	537,218	55,435,525
Selectquote, Inc. (a)	1,203,472	2,274,562
Siriuspoint Ltd. (a)(b)	815,017	7,612,259
Skyward Specialty Insurance Group, Inc. (b)	96,429	2,284,403
Stewart Information Services Corp.	239,618	11,293,196
Tiptree, Inc. (b)	211,479	3,123,545
Trupanion, Inc. (a)(b)	353,979	10,920,252
United Fire Group, Inc.	188,818	4,539,185
United Insurance Holdings Corp. (a)(b)	171,641	909,697
Universal Insurance Holdings, Inc.	228,504	3,548,667
		387,188,379
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage (REIT), Inc. (b)	105,267	997,931
Apollo Commercial Real Estate Finance, Inc.	1,295,442	15,286,216
Arbor Realty Trust, Inc. (b)	1,609,408	27,215,089
Ares Commercial Real Estate Corp.	487,743	5,199,340
Armour Residential REIT, Inc. (b)	1,768,770	9,038,415
Blackstone Mortgage Trust, Inc. (b)	1,549,207	35,616,269
BrightSpire Capital, Inc.	1,181,015	8,692,270
Chimera Investment Corp.	2,093,943	13,149,962
Claros Mortgage Trust, Inc. (b)	822,279	10,130,477
Dynex Capital, Inc.	491,060	6,408,333
Ellington Financial LLC	600,810	8,122,951
Franklin BSP Realty Trust, Inc.	752,456	10,760,121
Granite Point Mortgage Trust, Inc.	479,434	2,747,157
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	925,431	24,163,003
Invesco Mortgage Capital, Inc.	384,727	4,620,571
KKR Real Estate Finance Trust, Inc. (b)	547,000	6,815,620
Ladder Capital Corp. Class A	1,034,748	11,371,881
MFA Financial, Inc.	925,069	10,416,277
New York Mortgage Trust, Inc.	832,353	8,448,383
Nexpoint Real Estate Finance, Inc.	72,461	1,239,808
Orchid Island Capital, Inc.	358,616	3,736,779
PennyMac Mortgage Investment Trust	799,138	10,212,984
Ready Capital Corp. (b)	1,453,550	16,817,574
Redwood Trust, Inc.	1,038,112	7,816,983
TPG RE Finance Trust, Inc.	630,502	4,917,916
Two Harbors Investment Corp.	884,546	11,861,762
		275,804,072
TOTAL FINANCIALS		3,656,617,805
HEALTH CARE - 16.0%
Biotechnology - 7.0%
2seventy bio, Inc. (a)(b)	449,416	3,411,067
4D Molecular Therapeutics, Inc. (a)	281,912	5,158,990
89Bio, Inc. (a)(b)	552,937	8,758,522
Aadi Bioscience, Inc. (a)(b)	141,696	755,240
ACADIA Pharmaceuticals, Inc. (a)	1,081,837	31,632,914
Acrivon Therapeutics, Inc. (b)	74,921	932,017
Actinium Pharmaceuticals, Inc. (a)(b)	230,720	1,642,726
Adicet Bio, Inc. (a)(b)	265,745	709,539
ADMA Biologics, Inc. (a)	1,881,269	7,807,266
Aerovate Therapeutics, Inc. (a)(b)	88,159	1,538,375
Agenus, Inc. (a)(b)	3,077,117	4,677,218
Agios Pharmaceuticals, Inc. (a)(b)	495,469	13,139,838
Akero Therapeutics, Inc. (a)(b)	401,244	17,413,990
Aldeyra Therapeutics, Inc. (a)(b)	419,922	3,407,667
Alector, Inc. (a)(b)	571,185	3,918,329
Alkermes PLC (a)	1,480,679	43,354,281
Allakos, Inc. (a)(b)	600,413	3,230,222
Allogene Therapeutics, Inc. (a)(b)	737,304	3,657,028
Allovir, Inc. (a)(b)	367,888	1,210,352
Alpine Immune Sciences, Inc. (a)(b)	287,037	3,599,444
Altimmune, Inc. (a)	432,755	1,432,419
ALX Oncology Holdings, Inc. (a)(b)	188,490	1,151,674
Amicus Therapeutics, Inc. (a)	2,502,244	34,080,563
AnaptysBio, Inc. (a)(b)	170,176	3,354,169
Anavex Life Sciences Corp. (a)(b)	628,314	5,183,591
Anika Therapeutics, Inc. (a)	131,412	3,065,842
Annexon, Inc. (a)	398,919	1,376,271
Arbutus Biopharma Corp. (a)(b)	1,092,870	2,371,528
Arcellx, Inc. (a)(b)	338,691	11,600,167
Arcturus Therapeutics Holdings, Inc. (a)(b)	207,827	7,265,632
Arcus Biosciences, Inc. (a)(b)	471,892	9,390,651
Arcutis Biotherapeutics, Inc. (a)(b)	458,649	5,003,861
Ardelyx, Inc. (a)(b)	1,900,933	7,489,676
Arrowhead Pharmaceuticals, Inc. (a)(b)	914,663	31,574,167
Ars Pharmaceuticals, Inc. (a)(b)	213,177	1,566,851
Astria Therapeutics, Inc. (a)(b)	234,492	2,101,048
Atara Biotherapeutics, Inc. (a)(b)	849,569	1,877,547
Aura Biosciences, Inc. (a)	240,992	2,867,805
Aurinia Pharmaceuticals, Inc. (a)(b)	1,207,123	13,978,484
Avid Bioservices, Inc. (a)(b)	552,519	6,994,891
Avidity Biosciences, Inc. (a)(b)	629,408	5,985,670
Avita Medical, Inc. (a)(b)	225,704	4,570,506
Beam Therapeutics, Inc. (a)(b)	611,422	18,874,597
BioAtla, Inc. (a)(b)	387,276	1,157,955
BioCryst Pharmaceuticals, Inc. (a)(b)	1,686,206	12,461,062
Biohaven Ltd. (b)	519,136	10,320,424
Biomea Fusion, Inc. (a)(b)	178,227	3,965,551
BioVie, Inc. (a)(b)	28,948	136,635
BioXcel Therapeutics, Inc. (a)(b)	168,477	1,539,880
bluebird bio, Inc. (a)(b)	962,998	3,784,582
Blueprint Medicines Corp. (a)(b)	542,695	35,817,870
BridgeBio Pharma, Inc. (a)(b)	1,021,565	35,764,991
Cabaletta Bio, Inc. (a)(b)	231,429	3,152,063
CareDx, Inc. (a)(b)	465,342	5,076,881
Caribou Biosciences, Inc. (a)(b)	512,795	3,686,996
Carisma Therapeutics, Inc. (b)	234,963	1,304,045
Catalyst Pharmaceutical Partners, Inc. (a)	862,248	11,924,890
Celcuity, Inc. (a)(b)	150,057	1,482,563
Celldex Therapeutics, Inc. (a)(b)	413,546	14,622,987
Century Therapeutics, Inc. (a)(b)	206,439	629,639
Cerevel Therapeutics Holdings (a)(b)	551,947	16,884,059
Chinook Therapeutics, Inc. (a)	517,619	20,280,312
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)(b)	611,287	7,940,618
Coherus BioSciences, Inc. (a)(b)	692,447	3,337,595
Compass Therapeutics, Inc. (a)(b)	805,525	2,311,857
Crinetics Pharmaceuticals, Inc. (a)(b)	477,795	9,078,105
Cue Biopharma, Inc. (a)(b)	303,458	1,159,210
Cullinan Oncology, Inc. (a)	216,879	2,296,749
Cytokinetics, Inc. (a)(b)	830,514	27,697,642
Day One Biopharmaceuticals, Inc. (a)(b)	438,166	5,801,318
Deciphera Pharmaceuticals, Inc. (a)	467,346	6,318,518
Denali Therapeutics, Inc. (a)(b)	1,054,105	29,968,205
Design Therapeutics, Inc. (a)(b)	286,983	2,336,042
Disc Medicine, Inc. (a)(b)	69,857	3,464,907
Dynavax Technologies Corp. (a)(b)	1,159,570	16,222,384
Dyne Therapeutics, Inc. (a)(b)	380,868	4,638,972
Eagle Pharmaceuticals, Inc. (a)(b)	91,132	1,891,900
Editas Medicine, Inc. (a)(b)	621,690	5,458,438
Emergent BioSolutions, Inc. (a)(b)	453,852	3,122,502
Enanta Pharmaceuticals, Inc. (a)(b)	178,949	3,394,663
Entrada Therapeutics, Inc. (a)(b)	188,164	3,268,409
EQRx, Inc. (a)(b)	2,856,246	4,884,181
Erasca, Inc. (a)(b)	704,152	1,858,961
Fate Therapeutics, Inc. (a)(b)	767,069	3,167,995
Fennec Pharmaceuticals, Inc. (a)(b)	159,537	1,421,475
FibroGen, Inc. (a)	799,782	1,647,551
Foghorn Therapeutics, Inc. (a)(b)	179,677	1,645,841
Genelux Corp. (b)	24,320	512,422
Generation Bio Co. (a)(b)	398,107	2,022,384
Geron Corp. (a)	4,439,860	14,385,146
Graphite Bio, Inc. (a)	237,642	601,234
Gritstone Bio, Inc. (a)(b)	769,865	1,516,634
Halozyme Therapeutics, Inc. (a)(b)	1,191,194	51,173,694
Heron Therapeutics, Inc. (a)(b)	914,834	1,518,624
HilleVax, Inc. (a)(b)	186,533	2,839,032
Humacyte, Inc. Class A (a)(b)	539,202	1,768,583
Icosavax, Inc. (a)(b)	242,219	2,138,794
Ideaya Biosciences, Inc. (a)	485,636	10,858,821
IGM Biosciences, Inc. (a)(b)	104,423	1,111,061
Immuneering Corp. (a)(b)	177,939	1,807,860
ImmunityBio, Inc. (a)(b)	970,496	2,135,091
ImmunoGen, Inc. (a)	2,166,233	38,602,272
Immunovant, Inc. (a)	481,518	10,993,056
Inhibrx, Inc. (a)(b)	304,267	6,100,553
Inozyme Pharma, Inc. (a)(b)	297,321	1,516,337
Insmed, Inc. (a)(b)	1,174,711	25,949,366
Intellia Therapeutics, Inc. (a)(b)	787,503	33,335,002
Intercept Pharmaceuticals, Inc. (a)(b)	215,954	2,332,303
Iovance Biotherapeutics, Inc. (a)	1,853,167	13,453,992
Ironwood Pharmaceuticals, Inc. Class A (a)	1,237,961	13,728,987
iTeos Therapeutics, Inc. (a)	223,136	3,137,292
Janux Therapeutics, Inc. (a)(b)	158,906	2,224,684
Kalvista Pharmaceuticals, Inc. (a)(b)	214,898	2,170,470
Karyopharm Therapeutics, Inc. (a)(b)	990,983	1,783,769
Keros Therapeutics, Inc. (a)	201,399	8,434,590
Kezar Life Sciences, Inc. (a)(b)	623,686	1,397,057
Kiniksa Pharmaceuticals Ltd. (a)	283,025	5,332,191
Kodiak Sciences, Inc. (a)(b)	284,917	851,902
Krystal Biotech, Inc. (a)(b)	192,765	24,885,962
Kura Oncology, Inc. (a)	579,626	6,051,295
Kymera Therapeutics, Inc. (a)(b)	338,415	7,404,520
Larimar Therapeutics, Inc. (a)	225,355	964,519
Lexicon Pharmaceuticals, Inc. (a)(b)	807,915	1,623,909
Lineage Cell Therapeutics, Inc. (a)(b)	1,123,722	1,719,295
Lyell Immunopharma, Inc. (a)(b)	1,555,260	4,494,701
Macrogenics, Inc. (a)(b)	552,655	2,636,164
Madrigal Pharmaceuticals, Inc. (a)(b)	121,458	24,935,327
MannKind Corp. (a)(b)	2,291,460	10,471,972
MeiraGTx Holdings PLC (a)(b)	288,087	1,814,948
Merrimack Pharmaceuticals, Inc. (a)(b)	99,808	1,198,694
Mersana Therapeutics, Inc. (a)(b)	884,272	1,083,233
MiMedx Group, Inc. (a)(b)	1,013,326	8,177,541
Mineralys Therapeutics, Inc. (b)	126,211	1,783,361
Mirum Pharmaceuticals, Inc. (a)(b)	239,055	6,158,057
Monte Rosa Therapeutics, Inc. (a)(b)	266,634	1,885,102
Morphic Holding, Inc. (a)(b)	272,358	15,450,869
Myriad Genetics, Inc. (a)	721,760	16,131,336
Nkarta, Inc. (a)(b)	266,809	610,993
Novavax, Inc. (a)(b)	776,389	7,204,890
Nurix Therapeutics, Inc. (a)(b)	419,587	4,074,190
Nuvalent, Inc. Class A (a)(b)	214,101	10,672,935
Nuvectis Pharma, Inc. (a)(b)	60,854	854,999
Ocean Biomedical, Inc. Class A (a)(b)	77,121	361,697
Olema Pharmaceuticals, Inc. (a)(b)	236,005	2,041,443
Omega Therapeutics, Inc. (a)(b)	214,868	1,201,112
Omniab, Inc. (b)(c)	45,323	181,745
Omniab, Inc. (b)(c)	45,323	172,227
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)	623,245	2,661,256
ORIC Pharmaceuticals, Inc. (a)(b)	352,399	2,946,056
Outlook Therapeutics, Inc. (a)(b)	1,375,257	2,379,195
Ovid Therapeutics, Inc. (a)	519,626	1,865,457
PDS Biotechnology Corp. (a)(b)	244,971	1,400,009
PepGen, Inc. (a)(b)	87,840	526,162
PMV Pharmaceuticals, Inc. (a)(b)	350,327	2,291,139
Point Biopharma Global, Inc. (a)(b)	804,557	7,192,740
Poseida Therapeutics, Inc. (a)(b)	598,710	1,035,768
Precigen, Inc. (a)(b)	1,178,742	1,638,451
Prelude Therapeutics, Inc. (a)(b)	85,797	335,466
Prime Medicine, Inc. (b)	352,672	5,314,767
ProKidney Corp. (a)(b)	549,655	7,046,577
Protagonist Therapeutics, Inc. (a)	484,773	9,404,596
Protalix BioTherapeutics, Inc. (a)(b)	491,593	786,549
Prothena Corp. PLC (a)(b)	370,169	25,493,539
PTC Therapeutics, Inc. (a)(b)	631,592	25,478,421
Rallybio Corp. (a)(b)	268,449	1,605,325
RAPT Therapeutics, Inc. (a)(b)	263,481	6,297,196
Recursion Pharmaceuticals, Inc. (a)(b)	1,219,716	17,222,390
REGENXBIO, Inc. (a)	361,318	6,865,042
Relay Therapeutics, Inc. (a)(b)	805,592	10,150,459
Reneo Pharmaceuticals, Inc. (a)(b)	84,859	681,418
Replimune Group, Inc. (a)	361,524	7,617,311
Revolution Medicines, Inc. (a)(b)	904,161	23,734,226
Rhythm Pharmaceuticals, Inc. (a)(b)	461,534	8,233,767
Rigel Pharmaceuticals, Inc. (a)	1,510,295	2,084,207
Rocket Pharmaceuticals, Inc. (a)(b)	501,564	9,053,230
Sage Therapeutics, Inc. (a)(b)	472,387	16,382,381
Sana Biotechnology, Inc. (a)(b)	834,019	4,887,351
Sangamo Therapeutics, Inc. (a)	1,311,432	1,724,533
Savara, Inc. (a)(b)	674,407	2,414,377
Scholar Rock Holding Corp. (a)(b)	248,524	1,764,520
Selecta Biosciences, Inc. (a)	1,018,181	1,109,817
Seres Therapeutics, Inc. (a)(b)	871,613	4,192,459
SpringWorks Therapeutics, Inc. (a)(b)	521,043	16,350,329
Stoke Therapeutics, Inc. (a)(b)	244,171	1,621,295
Summit Therapeutics, Inc. (a)(b)	1,014,745	2,130,965
Sutro Biopharma, Inc. (a)	526,860	2,355,064
Syndax Pharmaceuticals, Inc. (a)	589,008	12,557,651
Tango Therapeutics, Inc. (a)(b)	395,479	1,336,719
Tenaya Therapeutics, Inc. (a)(b)	401,642	1,943,947
TG Therapeutics, Inc. (a)	1,224,855	25,342,250
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	650,257	11,177,918
Twist Bioscience Corp. (a)(b)	507,595	12,354,862
Tyra Biosciences, Inc. (a)(b)	122,522	1,815,776
UroGen Pharma Ltd. (a)(b)	176,455	3,822,015
Vanda Pharmaceuticals, Inc. (a)	504,333	2,915,045
Vaxcyte, Inc. (a)(b)	819,953	39,406,941
Vaxxinity, Inc. Class A (a)(b)	376,019	1,011,491
Vera Therapeutics, Inc. (a)(b)	302,013	5,668,784
Veracyte, Inc. (a)(b)	650,680	17,861,166
Vericel Corp. (a)	425,846	15,296,388
Verve Therapeutics, Inc. (a)(b)	453,478	9,291,764
Vigil Neuroscience, Inc. (a)(b)	140,890	1,146,845
Viking Therapeutics, Inc. (a)(b)	856,745	12,422,803
Vir Biotechnology, Inc. (a)(b)	747,533	10,525,265
Viridian Therapeutics, Inc. (a)(b)	374,493	7,025,489
Vor Biopharma, Inc. (a)(b)	328,578	992,306
Voyager Therapeutics, Inc. (a)	281,391	2,622,564
X4 Pharmaceuticals, Inc. (a)(b)	1,082,024	1,936,823
Xencor, Inc. (a)	517,571	12,571,800
XOMA Corp. (a)(b)	64,313	1,012,930
Y-mAbs Therapeutics, Inc. (a)(b)	325,009	1,979,305
Zentalis Pharmaceuticals, Inc. (a)(b)	438,584	11,714,579
Zura Bio Ltd. Class A (a)(b)	67,198	462,322
Zymeworks, Inc. (b)	481,566	3,592,482
		1,589,502,338
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)(b)	839,072	3,574,447
Alphatec Holdings, Inc. (a)(b)	686,261	12,126,232
Angiodynamics, Inc. (a)	339,931	2,954,000
Artivion, Inc. (a)(b)	348,477	6,070,469
Atricure, Inc. (a)	415,697	23,008,829
Atrion Corp.	12,333	6,914,003
Avanos Medical, Inc. (a)	412,873	10,103,002
AxoGen, Inc. (a)	357,334	3,087,366
Axonics Modulation Technologies, Inc. (a)(b)	438,202	26,454,255
Beyond Air, Inc. (a)(b)	228,628	825,347
Butterfly Network, Inc. Class A (a)(b)	1,264,657	3,250,168
Cerus Corp. (a)(b)	1,582,744	4,859,024
ClearPoint Neuro, Inc. (a)(b)	201,389	1,383,542
CONMED Corp. (b)	273,254	33,077,397
Cutera, Inc. (a)(b)	150,287	3,007,243
CVRx, Inc. (a)(b)	97,942	1,756,100
Embecta Corp.	514,237	10,973,818
Glaukos Corp. (a)	417,848	32,232,795
Haemonetics Corp. (a)	446,977	41,229,158
Inari Medical, Inc. (a)(b)	462,371	26,387,513
InMode Ltd. (a)(b)	691,663	29,679,259
Inogen, Inc. (a)(b)	202,548	1,654,817
Integer Holdings Corp. (a)(b)	295,776	27,353,364
IRadimed Corp. (b)	65,983	2,898,633
iRhythm Technologies, Inc. (a)(b)	273,734	28,758,494
KORU Medical Systems, Inc. (a)(b)	300,070	780,182
Lantheus Holdings, Inc. (a)(b)	607,283	52,523,907
LeMaitre Vascular, Inc.	176,244	11,143,908
LivaNova PLC (a)	483,822	28,279,396
Merit Medical Systems, Inc. (a)	506,558	37,824,686
Nano-X Imaging Ltd. (a)(b)	409,774	5,081,198
Neogen Corp. (a)(b)	1,942,414	45,044,581
Nevro Corp. (a)(b)	315,364	7,880,946
NuVasive, Inc. (a)	469,487	19,347,559
Omnicell, Inc. (a)(b)	400,978	25,321,761
OraSure Technologies, Inc. (a)(b)	672,021	3,171,939
Orchestra BioMed Holdings, Inc. (a)(b)	37,039	217,419
Orthofix International NV (a)	311,518	6,133,789
OrthoPediatrics Corp. (a)(b)	141,406	5,903,701
Outset Medical, Inc. (a)(b)	442,630	9,109,325
Paragon 28, Inc. (a)(b)	389,486	6,882,218
PROCEPT BioRobotics Corp. (a)(b)	322,247	11,098,187
Pulmonx Corp. (a)(b)	328,204	4,594,856
Pulse Biosciences, Inc. (a)(b)	140,814	1,112,431
RxSight, Inc. (a)(b)	243,036	8,110,111
Sanara Medtech, Inc. (a)(b)	33,486	1,401,724
Semler Scientific, Inc. (a)	44,170	1,084,374
SI-BONE, Inc. (a)	308,743	7,953,220
Sight Sciences, Inc. (a)(b)	190,403	1,675,546
Silk Road Medical, Inc. (a)(b)	341,721	7,804,908
Staar Surgical Co. (a)(b)	434,019	23,771,221
SurModics, Inc. (a)	123,204	3,951,152
Tactile Systems Technology, Inc. (a)(b)	208,021	4,765,761
Tela Bio, Inc. (a)(b)	138,512	1,356,032
TransMedics Group, Inc. (a)(b)	283,289	26,396,869
Treace Medical Concepts, Inc. (a)	403,810	9,202,830
UFP Technologies, Inc. (a)(b)	63,334	12,328,913
Utah Medical Products, Inc.	30,127	2,962,388
Varex Imaging Corp. (a)(b)	343,437	7,998,648
Vicarious Surgical, Inc. (a)(b)	616,529	1,011,108
Zimvie, Inc. (a)	232,368	3,188,089
Zynex, Inc. (a)(b)	174,058	1,698,806
		751,732,964
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)(b)	2,333,332	4,479,997
Accolade, Inc. (a)(b)	592,239	8,895,430
AdaptHealth Corp. (a)(b)	660,075	9,069,431
Addus HomeCare Corp. (a)	140,037	12,823,188
Agiliti, Inc. (a)(b)	265,139	4,552,437
AirSculpt Technologies, Inc. (b)	108,023	979,769
Alignment Healthcare, Inc. (a)	762,141	4,732,896
AMN Healthcare Services, Inc. (a)(b)	362,106	38,799,658
Apollo Medical Holdings, Inc. (a)(b)	382,242	14,001,524
Aveanna Healthcare Holdings, Inc. (a)(b)	432,370	748,000
Brookdale Senior Living, Inc. (a)(b)	1,521,942	5,357,236
Cano Health, Inc. (a)(b)	2,104,238	3,093,230
CareMax, Inc. Class A (a)(b)	659,498	1,576,200
Castle Biosciences, Inc. (a)(b)	223,663	3,768,722
Community Health Systems, Inc. (a)	1,124,273	4,935,558
Corvel Corp. (a)(b)	77,979	15,951,384
Cross Country Healthcare, Inc. (a)(b)	309,703	7,990,337
DocGo, Inc. Class A (a)(b)	699,037	5,864,920
Enhabit Home Health & Hospice (a)(b)	446,628	6,132,202
Fulgent Genetics, Inc. (a)(b)	184,045	7,146,467
Guardant Health, Inc. (a)(b)	991,593	38,691,959
HealthEquity, Inc. (a)	750,352	50,978,915
Hims & Hers Health, Inc. (a)(b)	1,094,030	9,813,449
InfuSystems Holdings, Inc. (a)(b)	158,971	1,640,581
Innovage Holding Corp. (a)(b)	165,056	1,188,403
Invitae Corp. (a)(b)	2,349,300	3,336,006
LifeStance Health Group, Inc. (a)(b)	950,347	8,923,758
Modivcare, Inc. (a)(b)	113,535	4,966,021
National Healthcare Corp.	112,839	6,659,758
National Research Corp. Class A	126,551	5,430,303
NeoGenomics, Inc. (a)	1,136,672	19,698,526
Opko Health, Inc. (a)(b)	3,591,369	6,679,946
Option Care Health, Inc. (a)	1,518,831	51,306,111
Owens & Minor, Inc. (a)	662,077	12,738,361
P3 Health Partners, Inc. Class A (a)(b)	350,707	778,570
Patterson Companies, Inc.	787,977	25,916,564
Pediatrix Medical Group, Inc. (a)(b)	749,637	10,292,516
Pennant Group, Inc. (a)	254,900	2,926,252
PetIQ, Inc. Class A (a)(b)	245,085	4,102,723
Privia Health Group, Inc. (a)(b)	605,475	16,904,862
Progyny, Inc. (a)	702,074	29,318,610
Quipt Home Medical Corp. (a)(b)	356,165	1,891,236
RadNet, Inc. (a)	440,586	14,574,585
Select Medical Holdings Corp.	926,948	27,817,709
Surgery Partners, Inc. (a)(b)	602,918	23,290,722
The Ensign Group, Inc. (b)	486,131	47,091,510
The Joint Corp. (a)(b)	125,892	1,699,542
U.S. Physical Therapy, Inc.	115,540	13,433,836
Viemed Healthcare, Inc. (a)	301,003	2,543,475
		605,533,395
Health Care Technology - 0.6%
American Well Corp. (a)(b)	2,196,440	5,381,278
Computer Programs & Systems, Inc. (a)(b)	125,939	3,302,121
Definitive Healthcare Corp. (a)(b)	407,654	4,822,547
Evolent Health, Inc. (a)(b)	984,244	29,911,175
Health Catalyst, Inc. (a)	497,317	6,977,358
HealthStream, Inc.	217,531	4,890,097
MultiPlan Corp. Class A (a)(b)	3,370,663	7,246,925
Nextgen Healthcare, Inc. (a)	486,935	8,097,729
OptimizeRx Corp. (a)(b)	147,172	2,053,049
Phreesia, Inc. (a)(b)	455,673	14,453,948
Schrodinger, Inc. (a)(b)	486,733	25,461,003
Sharecare, Inc. Class A (a)(b)	2,719,099	3,779,548
Simulations Plus, Inc.	143,367	7,139,677
Veradigm, Inc. (a)	963,479	13,026,236
		136,542,691
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)(b)	1,019,929	8,608,201
Akoya Biosciences, Inc. (a)(b)	160,671	1,108,630
BioLife Solutions, Inc. (a)(b)	310,680	6,176,318
Codexis, Inc. (a)	586,318	2,110,745
CryoPort, Inc. (a)(b)	382,802	6,151,628
Cytek Biosciences, Inc. (a)(b)	1,086,742	9,737,208
Harvard Bioscience, Inc. (a)	344,406	1,601,488
MaxCyte, Inc. (a)(b)	772,242	3,451,922
Mesa Laboratories, Inc. (b)	45,953	5,912,313
Nanostring Technologies, Inc. (a)(b)	417,306	1,986,377
Nautilus Biotechnology, Inc. (a)(b)	440,609	1,449,604
OmniAb, Inc. (a)(b)	835,827	4,597,049
Pacific Biosciences of California, Inc. (a)(b)	2,248,956	29,708,709
Quanterix Corp. (a)	316,511	7,862,133
Quantum-Si, Inc. (a)(b)	913,464	3,553,375
Seer, Inc. (a)(b)	516,733	2,614,669
SomaLogic, Inc. Class A (a)(b)	1,335,977	3,273,144
		99,903,513
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (a)	618,540	6,104,990
Amneal Pharmaceuticals, Inc. (a)	1,097,928	3,513,370
Amphastar Pharmaceuticals, Inc. (a)(b)	339,447	20,601,038
Amylyx Pharmaceuticals, Inc. (a)(b)	455,761	10,687,595
ANI Pharmaceuticals, Inc. (a)	114,956	6,040,938
Arvinas Holding Co. LLC (a)(b)	439,012	10,852,377
Assertio Holdings, Inc. (a)(b)	791,689	4,504,710
Atea Pharmaceuticals, Inc. (a)	675,461	2,316,831
Axsome Therapeutics, Inc. (a)(b)	293,399	23,023,020
Biote Corp. Class A (a)(b)	121,735	830,233
Bright Green Corp. (a)(b)	522,485	386,639
Cara Therapeutics, Inc. (a)	411,098	1,368,956
Cassava Sciences, Inc. (a)(b)	353,087	7,760,852
Citius Pharmaceuticals, Inc. (a)(b)	1,077,763	1,066,878
Collegium Pharmaceutical, Inc. (a)(b)	307,752	7,004,436
Corcept Therapeutics, Inc. (a)(b)	716,264	18,250,407
CorMedix, Inc. (a)(b)	413,344	1,826,980
CymaBay Therapeutics, Inc. (a)(b)	875,756	11,428,616
DICE Therapeutics, Inc. (a)	345,865	16,255,655
Edgewise Therapeutics, Inc. (a)(b)	386,713	2,819,138
Enliven Therapeutics, Inc. (a)(b)	210,205	3,981,283
Evolus, Inc. (a)(b)	373,787	3,745,346
Eyenovia, Inc. (a)(b)	246,018	524,018
Eyepoint Pharmaceuticals, Inc. (a)(b)	238,023	2,975,288
Harmony Biosciences Holdings, Inc. (a)(b)	295,976	10,468,671
Harrow Health, Inc. (a)(b)	231,435	5,110,085
Ikena Oncology, Inc. (a)(b)	186,945	962,767
Innoviva, Inc. (a)(b)	549,127	7,440,671
Intra-Cellular Therapies, Inc. (a)	836,481	51,727,985
Ligand Pharmaceuticals, Inc. Class B (a)(b)	148,468	9,936,963
Liquidia Corp. (a)(b)	429,774	3,317,855
Longboard Pharmaceuticals, Inc. (a)(b)	136,463	982,534
Marinus Pharmaceuticals, Inc. (a)(b)	447,272	4,758,974
NGM Biopharmaceuticals, Inc. (a)	378,513	897,076
Nuvation Bio, Inc. (a)	1,261,469	2,333,718
Ocular Therapeutix, Inc. (a)(b)	708,815	3,218,020
Omeros Corp. (a)(b)	534,593	2,325,480
OptiNose, Inc. (a)(b)	626,615	755,071
Pacira Biosciences, Inc. (a)	407,753	14,821,822
Phathom Pharmaceuticals, Inc. (a)(b)	221,132	3,363,418
Phibro Animal Health Corp. Class A	179,493	2,599,059
Pliant Therapeutics, Inc. (a)(b)	504,934	9,008,023
Prestige Brands Holdings, Inc. (a)	443,738	28,936,155
Rain Oncology, Inc. (a)(b)	143,643	191,045
Reata Pharmaceuticals, Inc. (a)(b)	254,924	42,210,316
Revance Therapeutics, Inc. (a)(b)	745,310	17,611,675
Scilex Holding Co.	528,042	2,743,970
scPharmaceuticals, Inc. (a)(b)	254,104	2,142,097
SIGA Technologies, Inc. (b)	405,358	2,326,755
Supernus Pharmaceuticals, Inc. (a)(b)	436,467	13,395,172
Taro Pharmaceutical Industries Ltd. (a)	73,507	2,686,681
Tarsus Pharmaceuticals, Inc. (a)(b)	210,953	4,643,076
Terns Pharmaceuticals, Inc. (a)(b)	378,352	2,731,701
Theravance Biopharma, Inc. (a)(b)	552,684	5,466,045
Theseus Pharmaceuticals, Inc. (a)(b)	177,355	597,686
Third Harmonics Bio, Inc. (b)	167,306	1,186,200
Trevi Therapeutics, Inc. (a)(b)	366,689	872,720
Ventyx Biosciences, Inc. (a)(b)	418,420	15,502,461
Verrica Pharmaceuticals, Inc. (a)(b)	184,857	1,079,565
WAVE Life Sciences (a)(b)	519,973	2,272,282
Xeris Biopharma Holdings, Inc. (a)(b)	1,208,267	3,153,577
Zevra Therapeutics, Inc. (a)(b)	305,279	1,489,762
		453,136,727
TOTAL HEALTH CARE		3,636,351,628
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.8%
AAR Corp. (a)	308,257	18,433,769
AeroVironment, Inc. (a)	223,706	21,310,234
AerSale Corp. (a)(b)	233,546	3,505,525
Archer Aviation, Inc. Class A (a)(b)	1,361,003	9,159,550
Astronics Corp. (a)	231,690	4,860,856
Cadre Holdings, Inc.	171,298	3,986,104
Ducommun, Inc. (a)	100,067	5,017,359
Eve Holding, Inc. (a)(b)	158,922	1,454,136
Kaman Corp. (b)	250,839	5,741,705
Kratos Defense & Security Solutions, Inc. (a)	1,119,839	16,898,371
Leonardo DRS, Inc. (a)(b)	456,063	7,611,691
Moog, Inc. Class A	252,925	26,668,412
National Presto Industries, Inc.	46,100	3,610,091
Park Aerospace Corp.	175,436	2,549,085
Parsons Corp. (a)	366,064	18,090,883
Redwire Corp. (a)(b)	67,297	244,961
Rocket Lab U.S.A., Inc. Class A (a)(b)	2,491,258	18,360,571
Terran Orbital Corp. Class A (a)(b)	743,362	1,115,043
Triumph Group, Inc. (a)	573,028	7,248,804
V2X, Inc. (a)(b)	102,328	5,265,799
Virgin Galactic Holdings, Inc. (a)(b)	2,264,172	9,690,656
		190,823,605
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	502,816	10,136,771
Forward Air Corp.	233,507	27,749,972
Hub Group, Inc. Class A (a)	292,829	26,392,678
Radiant Logistics, Inc. (a)	326,515	2,514,166
		66,793,587
Building Products - 1.8%
AAON, Inc.	403,279	42,449,148
American Woodmark Corp. (a)	148,634	11,391,310
Apogee Enterprises, Inc.	198,293	9,821,452
AZZ, Inc.	222,097	9,845,560
CSW Industrials, Inc.	137,505	24,826,528
Gibraltar Industries, Inc. (a)	276,865	17,904,860
Griffon Corp.	391,413	16,329,750
Insteel Industries, Inc. (b)	168,226	5,425,289
Janus International Group, Inc. (a)	765,250	8,739,155
Jeld-Wen Holding, Inc. (a)	757,175	13,485,287
Masonite International Corp. (a)(b)	198,113	20,712,714
MasterBrand, Inc.	1,153,988	14,251,752
PGT Innovations, Inc. (a)	517,621	14,809,137
Quanex Building Products Corp.	297,693	8,377,081
Resideo Technologies, Inc. (a)	1,306,047	24,449,200
Simpson Manufacturing Co. Ltd. (b)	383,225	60,549,550
UFP Industries, Inc.	536,296	55,109,777
Zurn Elkay Water Solutions Cor (b)	1,319,525	40,166,341
		398,643,891
Commercial Services & Supplies - 1.5%
ABM Industries, Inc. (b)	590,925	27,348,009
ACCO Brands Corp.	827,636	5,040,303
ACV Auctions, Inc. Class A (a)(b)	1,135,263	19,855,750
Aris Water Solution, Inc. Class A (b)	272,243	2,975,616
BrightView Holdings, Inc. (a)	372,925	2,875,252
Casella Waste Systems, Inc. Class A (a)	495,740	40,001,261
CECO Environmental Corp. (a)	269,392	3,243,480
Cimpress PLC (a)	158,889	11,042,786
CompX International, Inc. Class A	14,565	329,752
CoreCivic, Inc. (a)	1,013,720	9,833,084
Deluxe Corp. (b)	390,612	7,417,722
Ennis, Inc.	232,460	5,007,188
Enviri Corp. (a)(b)	700,401	6,604,781
Healthcare Services Group, Inc.	667,141	8,412,648
Heritage-Crystal Clean, Inc. (a)	139,893	6,444,871
HNI Corp. (b)	414,075	12,045,442
Interface, Inc.	513,276	5,014,707
LanzaTech Global, Inc. (a)(b)	183,943	1,191,951
Li-Cycle Holdings Corp. (a)(b)	1,229,137	7,411,696
Liquidity Services, Inc. (a)(b)	210,320	3,529,170
Matthews International Corp. Class A	265,442	12,183,788
Millerknoll, Inc.	679,170	13,291,357
Montrose Environmental Group, Inc. (a)	249,474	10,096,213
NL Industries, Inc.	75,786	439,559
OpenLane, Inc. (a)(b)	960,878	15,085,785
Performant Financial Corp. (a)(b)	589,688	1,810,342
Pitney Bowes, Inc. (b)	1,566,492	6,171,978
Quad/Graphics, Inc. (a)(b)	272,561	1,613,561
SP Plus Corp. (a)	174,549	6,711,409
Steelcase, Inc. Class A	789,336	6,764,610
The Brink's Co.	411,387	30,014,796
The GEO Group, Inc. (a)	1,056,549	7,892,421
UniFirst Corp.	133,662	21,693,343
Viad Corp. (a)	180,721	5,098,139
VSE Corp. (b)	95,567	5,136,726
		329,629,496
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)(b)	287,547	16,738,111
API Group Corp. (a)	1,870,590	53,798,168
Arcosa, Inc.	433,047	33,422,567
Argan, Inc.	114,661	4,361,704
Bowman Consulting Group Ltd. (a)(b)	91,204	3,160,219
Comfort Systems U.S.A., Inc.	316,032	54,980,087
Concrete Pumping Holdings, Inc. (a)(b)	226,393	1,826,992
Construction Partners, Inc. Class A (a)	359,017	10,555,100
Dycom Industries, Inc. (a)	255,789	25,471,469
Fluor Corp. (a)(b)	1,272,502	39,422,112
Granite Construction, Inc. (b)	394,962	16,165,795
Great Lakes Dredge & Dock Corp. (a)	583,127	4,898,267
IES Holdings, Inc. (a)	73,636	4,220,816
INNOVATE Corp. (a)(b)	397,016	655,076
Limbach Holdings, Inc. (a)(b)	81,246	2,146,519
MYR Group, Inc. (a)	146,812	20,929,519
Northwest Pipe Co. (a)	86,317	2,812,208
Primoris Services Corp.	474,575	15,072,502
Southland Holdings, Inc. (a)(b)	33,009	263,082
Sterling Construction Co., Inc. (a)	267,388	16,040,606
Tutor Perini Corp. (a)(b)	379,497	3,206,750
		330,147,669
Electrical Equipment - 1.6%
374Water, Inc. (a)(b)	523,002	1,040,774
Allied Motion Technologies, Inc.	123,850	4,817,765
Amprius Technologies, Inc. (b)	47,750	358,603
Array Technologies, Inc. (a)(b)	1,352,156	25,758,572
Atkore, Inc. (a)(b)	353,505	56,090,638
Babcock & Wilcox Enterprises, Inc. (a)	533,952	2,926,057
Blink Charging Co. (a)(b)	409,823	2,622,867
Bloom Energy Corp. Class A (a)(b)	1,719,179	30,704,537
Dragonfly Energy Holdings Corp. (a)(b)	133,989	367,130
Encore Wire Corp. (b)	149,646	25,543,076
Energy Vault Holdings, Inc. Class A (a)(b)	887,719	2,973,859
EnerSys	367,951	39,856,452
Enovix Corp. (a)(b)	1,222,115	26,299,915
Eos Energy Enterprises, Inc. (a)(b)	950,079	2,337,194
ESS Tech, Inc. Class A (a)(b)	804,076	1,551,867
Fluence Energy, Inc. (a)(b)	352,015	10,292,919
FTC Solar, Inc. (a)(b)	580,747	2,206,839
FuelCell Energy, Inc. (a)(b)	3,649,122	7,991,577
GrafTech International Ltd. (b)	1,718,710	9,074,789
LSI Industries, Inc.	238,101	3,000,073
Nextracker, Inc. Class A (b)	387,891	16,427,184
NuScale Power Corp. (a)(b)	484,003	3,668,743
Powell Industries, Inc.	82,302	5,002,316
Preformed Line Products Co.	22,340	3,876,213
SES AI Corp. Class A (a)(b)	1,128,871	3,544,655
Shoals Technologies Group, Inc. (a)(b)	1,531,069	39,746,551
SKYX Platforms Corp. (a)(b)	501,236	1,062,620
Stem, Inc. (a)(b)	1,278,669	9,040,190
SunPower Corp. (a)(b)	776,438	7,663,443
Thermon Group Holdings, Inc. (a)	299,911	8,280,543
TPI Composites, Inc. (a)(b)	375,585	2,230,975
Vicor Corp. (a)(b)	198,014	18,270,752
		374,629,688
Ground Transportation - 0.5%
ArcBest Corp.	215,520	25,069,286
Covenant Transport Group, Inc. Class A	76,662	4,198,011
Daseke, Inc. (a)(b)	356,643	2,774,683
FTAI Infrastructure LLC	873,707	3,101,660
Heartland Express, Inc.	418,806	6,847,478
Marten Transport Ltd. (b)	519,288	11,767,066
P.A.M. Transportation Services, Inc. (a)	53,989	1,396,156
RXO, Inc. (b)	1,036,518	22,855,222
TuSimple Holdings, Inc. (a)(b)	1,493,452	3,494,678
Universal Logistics Holdings, Inc.	59,878	1,861,607
Werner Enterprises, Inc.	563,804	26,510,064
		109,875,911
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	230,678	4,733,513
Machinery - 3.6%
3D Systems Corp. (a)(b)	1,139,138	9,921,892
Alamo Group, Inc.	90,253	17,487,421
Albany International Corp. Class A (b)	278,625	26,826,015
Astec Industries, Inc.	204,603	10,107,388
Barnes Group, Inc.	435,731	17,124,228
Blue Bird Corp. (a)(b)	158,000	3,308,520
Chart Industries, Inc. (a)(b)	376,911	68,658,108
CIRCOR International, Inc. (a)	162,761	9,065,788
Columbus McKinnon Corp. (NY Shares)	251,844	10,663,075
Commercial Vehicle Group, Inc. (a)	282,590	2,967,195
Desktop Metal, Inc. (a)(b)	2,520,964	4,588,154
Douglas Dynamics, Inc.	202,049	6,273,621
Energy Recovery, Inc. (a)(b)	498,520	15,194,890
Enerpac Tool Group Corp. Class A	514,044	14,125,929
EnPro Industries, Inc.	187,214	25,981,559
ESCO Technologies, Inc. (b)	228,481	22,973,765
Federal Signal Corp.	534,583	32,657,675
Franklin Electric Co., Inc.	412,417	40,755,048
Gencor Industries, Inc. (a)(b)	91,567	1,396,397
Gorman-Rupp Co.	201,170	6,377,089
Helios Technologies, Inc.	292,959	18,515,009
Hillenbrand, Inc.	617,061	32,050,148
Hillman Solutions Corp. Class A (a)(b)	1,541,270	15,166,097
Hyliion Holdings Corp. Class A (a)(b)	1,311,865	2,584,374
Hyster-Yale Materials Handling, Inc. Class A	97,252	4,644,756
John Bean Technologies Corp.	284,150	35,123,782
Kadant, Inc.	104,427	23,271,557
Kennametal, Inc.	720,151	21,950,202
Lindsay Corp.	99,061	13,128,554
Luxfer Holdings PLC sponsored	250,299	3,168,785
Manitowoc Co., Inc. (a)	311,549	5,645,268
Mayville Engineering Co., Inc. (a)(b)	97,109	1,174,048
Microvast Holdings, Inc. (a)(b)	927,312	2,661,385
Miller Industries, Inc. (b)	97,557	3,701,313
Mueller Industries, Inc.	500,505	40,570,935
Mueller Water Products, Inc. Class A	1,385,078	22,285,905
Nikola Corp. (a)(b)	5,294,625	14,136,649
Omega Flex, Inc. (b)	29,707	2,659,371
Park-Ohio Holdings Corp.	73,323	1,412,934
Proterra, Inc. Class A (a)(b)	1,956,655	3,306,747
Proto Labs, Inc. (a)	235,773	7,815,875
REV Group, Inc. (b)	287,458	3,716,832
Shyft Group, Inc. (The)	308,180	4,447,037
SPX Technologies, Inc. (a)	393,992	33,335,663
Standex International Corp.	105,181	15,626,741
Tennant Co.	165,500	13,279,720
Terex Corp.	600,167	35,187,791
The Greenbrier Companies, Inc.	281,872	13,019,668
Titan International, Inc. (a)(b)	470,054	5,870,974
Trinity Industries, Inc. (b)	723,825	18,978,692
Velo3D, Inc. (a)(b)	785,771	1,799,416
Wabash National Corp.	425,342	10,072,099
Watts Water Technologies, Inc. Class A	243,962	45,506,232
		822,268,316
Marine Transportation - 0.3%
Costamare, Inc. (b)	434,249	4,850,561
Eagle Bulk Shipping, Inc. (b)	122,958	5,679,430
Eneti, Inc.	220,750	2,799,110
Genco Shipping & Trading Ltd.	383,935	5,567,058
Golden Ocean Group Ltd. (b)	1,103,881	8,654,427
Himalaya Shipping Ltd. (b)	233,375	1,407,251
Matson, Inc.	317,639	29,686,541
Pangaea Logistics Solutions Ltd. (b)	320,678	2,235,126
Safe Bulkers, Inc. (b)	643,870	2,144,087
		63,023,591
Passenger Airlines - 0.5%
Allegiant Travel Co.	141,169	17,462,605
Blade Air Mobility, Inc. (a)(b)	522,259	2,177,820
Frontier Group Holdings, Inc. (a)(b)	343,579	3,195,285
Hawaiian Holdings, Inc. (a)(b)	451,549	5,233,453
JetBlue Airways Corp. (a)	2,944,509	22,878,835
Joby Aviation, Inc. (a)(b)	2,489,351	22,279,691
SkyWest, Inc. (a)	430,473	18,936,507
Spirit Airlines, Inc.	975,881	17,858,622
Sun Country Airlines Holdings, Inc. (a)(b)	339,582	7,321,388
		117,344,206
Professional Services - 2.3%
Alight, Inc. Class A (a)	3,548,831	34,707,567
ASGN, Inc. (a)	430,103	32,825,461
Asure Software, Inc. (a)	172,867	2,357,906
Barrett Business Services, Inc.	60,621	5,500,143
BlackSky Technology, Inc. Class A (a)(b)	1,051,511	2,092,507
CBIZ, Inc. (a)(b)	426,862	22,576,731
Conduent, Inc. (a)	1,533,495	5,305,893
CRA International, Inc. (b)	61,250	6,130,513
CSG Systems International, Inc.	278,877	14,387,264
ExlService Holdings, Inc. (a)	288,619	40,680,848
Exponent, Inc. (b)	452,041	40,493,833
First Advantage Corp. (a)(b)	492,284	7,384,260
FiscalNote Holdings, Inc. Class A (a)(b)	546,930	1,793,930
Forrester Research, Inc. (a)	106,107	3,381,630
Franklin Covey Co. (a)(b)	109,424	5,214,054
Heidrick & Struggles International, Inc.	178,200	4,859,514
Hirequest, Inc. (b)	47,071	1,177,246
HireRight Holdings Corp. (a)(b)	134,011	1,435,258
Huron Consulting Group, Inc. (a)	170,106	16,086,924
IBEX Ltd. (a)	95,892	1,903,456
ICF International, Inc.	167,043	19,642,586
Innodata, Inc. (a)(b)	229,074	2,939,019
Insperity, Inc.	324,904	38,224,956
Kelly Services, Inc. Class A (non-vtg.)	293,915	5,384,523
Kforce, Inc. (b)	173,493	11,006,396
Korn Ferry	465,847	24,540,820
LegalZoom.com, Inc. (a)	928,303	14,184,470
Maximus, Inc.	541,965	45,394,988
MISTRAS Group, Inc. (a)	181,770	1,406,900
NV5 Global, Inc. (a)(b)	121,232	13,280,966
Planet Labs PBC Class A (a)(b)	1,706,250	6,347,250
Resources Connection, Inc. (b)	292,990	4,681,980
Skillsoft Corp. (a)(b)	694,644	916,930
Sterling Check Corp. (a)(b)	215,897	2,592,923
TriNet Group, Inc. (a)	336,021	35,359,490
TrueBlue, Inc. (a)	271,721	4,062,229
Ttec Holdings, Inc.	173,931	5,990,184
Upwork, Inc. (a)	1,106,041	11,536,008
Verra Mobility Corp. (a)	1,243,722	26,105,725
Willdan Group, Inc. (a)	107,258	2,164,466
		526,057,747
Trading Companies & Distributors - 2.0%
Alta Equipment Group, Inc.	171,977	2,777,429
Applied Industrial Technologies, Inc.	344,340	49,925,857
Beacon Roofing Supply, Inc. (a)(b)	436,247	37,373,280
BlueLinx Corp. (a)	78,661	7,413,013
Boise Cascade Co.	354,536	36,690,931
Custom Truck One Source, Inc. Class A (a)(b)	512,428	3,546,002
Distribution Solutions Group I (a)	40,054	2,220,594
DXP Enterprises, Inc. (a)	128,694	4,887,798
EVI Industries, Inc. (a)(b)	41,720	1,061,357
FTAI Aviation Ltd. (b)	887,841	28,597,359
GATX Corp. (b)	315,943	39,606,614
Global Industrial Co.	115,987	3,305,630
GMS, Inc. (a)	370,778	27,322,631
H&E Equipment Services, Inc.	286,569	13,921,522
Herc Holdings, Inc. (b)	252,457	33,786,320
Hudson Technologies, Inc. (a)	399,286	3,629,510
Karat Packaging, Inc. (b)	49,576	1,007,880
McGrath RentCorp.	220,361	21,238,393
MRC Global, Inc. (a)	751,436	8,483,712
NOW, Inc. (a)	980,409	11,166,859
Rush Enterprises, Inc.:
Class A	425,379	27,513,514
Class B	2,375	163,186
Textainer Group Holdings Ltd.	384,606	15,807,307
Titan Machinery, Inc. (a)	183,856	5,868,684
Transcat, Inc. (a)(b)	65,731	5,513,516
Triton International Ltd.	485,705	40,949,789
Veritiv Corp.	117,323	16,440,472
Willis Lease Finance Corp. (a)(b)	23,278	984,427
Xometry, Inc. (a)(b)	302,703	6,284,114
		457,487,700
TOTAL INDUSTRIALS		3,791,458,920
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	697,847	6,790,051
Aviat Networks, Inc. (a)(b)	100,230	3,064,031
Calix, Inc. (a)	527,093	23,777,165
Cambium Networks Corp. (a)(b)	107,399	1,739,864
Clearfield, Inc. (a)(b)	117,390	5,486,809
CommScope Holding Co., Inc. (a)	1,856,282	8,353,269
Comtech Telecommunications Corp.	240,262	2,441,062
Digi International, Inc. (a)(b)	314,132	13,171,555
DZS, Inc. (a)(b)	191,351	721,393
Extreme Networks, Inc. (a)	1,126,755	29,960,415
Harmonic, Inc. (a)(b)	982,001	14,651,455
Infinera Corp. (a)(b)	1,773,685	7,981,583
KVH Industries, Inc. (a)	163,682	1,401,118
NETGEAR, Inc. (a)	253,770	3,461,423
NetScout Systems, Inc. (a)	609,393	17,032,534
Ribbon Communications, Inc. (a)	790,680	2,514,362
Viavi Solutions, Inc. (a)(b)	1,991,350	21,645,975
		164,194,064
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)(b)	193,876	1,349,377
Advanced Energy Industries, Inc. (b)	335,967	42,056,349
Aeva Technologies, Inc. (a)(b)	711,405	889,256
Akoustis Technologies, Inc. (a)(b)	611,190	1,460,744
Arlo Technologies, Inc. (a)	775,604	8,810,861
Badger Meter, Inc. (b)	262,551	43,226,397
Bel Fuse, Inc. Class B (non-vtg.) (b)	93,906	5,038,057
Belden, Inc.	379,034	36,629,846
Benchmark Electronics, Inc.	317,555	8,418,383
Climb Global Solutions, Inc.	36,858	1,783,190
CTS Corp.	280,013	12,496,980
Daktronics, Inc. (a)	345,947	2,487,359
ePlus, Inc. (a)	238,389	13,433,220
Evolv Technologies Holdings, Inc. (a)(b)	1,007,322	6,628,179
Fabrinet (a)	328,670	40,636,759
FARO Technologies, Inc. (a)	183,408	3,042,739
Insight Enterprises, Inc. (a)(b)	255,735	37,513,767
Iteris, Inc. (a)	373,925	1,555,528
Itron, Inc. (a)	405,988	31,939,076
Kimball Electronics, Inc. (a)	215,785	6,296,606
Knowles Corp. (a)(b)	800,131	14,618,393
Lightwave Logic, Inc. (a)(b)	1,020,590	6,858,365
Luna Innovations, Inc. (a)(b)	283,906	2,566,510
Methode Electronics, Inc. Class A	315,408	10,610,325
MicroVision, Inc. (a)(b)	1,579,185	6,316,740
Mirion Technologies, Inc. Class A (a)(b)	1,781,934	13,453,602
Napco Security Technologies, Inc. (b)	282,454	10,586,376
nLIGHT, Inc. (a)	392,974	5,658,826
Novanta, Inc. (a)(b)	319,513	56,521,850
OSI Systems, Inc. (a)(b)	141,411	16,860,434
Par Technology Corp. (a)(b)	238,859	8,262,133
PC Connection, Inc.	101,869	4,931,478
Plexus Corp. (a)	244,562	24,086,911
Presto Automation, Inc. (a)(b)	28,121	111,922
Richardson Electronics Ltd.	106,831	1,474,268
Rogers Corp. (a)(b)	154,484	26,047,547
Sanmina Corp. (a)	514,406	31,615,393
ScanSource, Inc. (a)	225,799	6,794,292
Smartrent, Inc. (a)(b)	1,646,825	6,554,364
Tingo Group, Inc. (a)(b)	1,073,306	1,513,361
TTM Technologies, Inc. (a)	910,266	13,071,420
Vishay Intertechnology, Inc. (b)	1,150,767	32,394,091
Vishay Precision Group, Inc. (a)	110,772	4,143,981
Vuzix Corp. (a)(b)	536,408	2,832,234
		613,577,489
IT Services - 0.5%
BigBear.ai Holdings, Inc. (a)(b)	236,338	475,039
BigCommerce Holdings, Inc. (a)	598,938	6,474,520
Brightcove, Inc. (a)	381,438	1,712,657
CXApp, Inc. Class A (a)(b)	17,274	115,563
Digitalocean Holdings, Inc. (a)(b)	566,221	28,039,264
Fastly, Inc. Class A (a)(b)	1,059,340	19,460,076
Grid Dynamics Holdings, Inc. (a)(b)	497,221	5,181,043
Hackett Group, Inc. (b)	224,503	5,219,695
Information Services Group, Inc.	310,068	1,596,850
Perficient, Inc. (a)(b)	306,556	19,555,207
Rackspace Technology, Inc. (a)(b)	689,812	1,600,364
Squarespace, Inc. Class A (a)	397,900	13,186,406
Thoughtworks Holding, Inc. (a)(b)	825,446	5,852,412
Tucows, Inc. (a)(b)	87,047	2,688,882
Unisys Corp. (a)	596,814	3,246,668
		114,404,646
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research, Inc. (a)(b)	429,810	5,630,511
AEHR Test Systems (a)(b)	231,100	12,054,176
Alpha & Omega Semiconductor Ltd. (a)(b)	206,391	6,786,136
Ambarella, Inc. (a)(b)	325,643	27,165,139
Amkor Technology, Inc. (b)	913,460	26,572,551
Atomera, Inc. (a)(b)	186,382	1,608,477
Axcelis Technologies, Inc. (a)(b)	290,953	58,330,257
CEVA, Inc. (a)	206,448	5,607,128
Cohu, Inc. (a)	417,213	18,211,347
Credo Technology Group Holding Ltd. (a)(b)	873,525	14,823,719
Diodes, Inc. (a)	402,734	38,054,336
FormFactor, Inc. (a)	687,901	25,562,401
Ichor Holdings Ltd. (a)(b)	254,603	9,858,228
Impinj, Inc. (a)(b)	205,362	13,681,216
indie Semiconductor, Inc. (a)(b)	1,233,058	11,689,390
Intest Corp. (a)(b)	94,889	2,007,851
Kulicke & Soffa Industries, Inc. (b)	494,811	29,629,283
MACOM Technology Solutions Holdings, Inc. (a)(b)	484,815	33,898,265
Maxeon Solar Technologies Ltd. (a)(b)	224,633	5,546,189
MaxLinear, Inc. Class A (a)(b)	666,900	16,452,423
Navitas Semiconductor Corp. (a)(b)	914,565	9,676,098
NVE Corp.	43,155	3,418,308
Onto Innovation, Inc. (a)(b)	437,203	54,353,077
PDF Solutions, Inc. (a)	273,312	12,569,619
Photronics, Inc. (a)	546,549	14,456,221
Power Integrations, Inc.	506,256	49,177,708
Rambus, Inc. (a)	973,648	60,960,101
Semtech Corp. (a)	570,514	16,659,009
Silicon Laboratories, Inc. (a)(b)	283,421	42,269,408
SiTime Corp. (a)(b)	153,498	19,802,777
SkyWater Technology, Inc. (a)(b)	154,401	1,510,042
SMART Global Holdings, Inc. (a)(b)	430,493	11,451,114
Synaptics, Inc. (a)	351,905	31,780,541
Transphorm, Inc. (a)(b)	236,482	737,824
Ultra Clean Holdings, Inc. (a)	397,687	15,151,875
Veeco Instruments, Inc. (a)(b)	454,233	12,791,201
		719,933,946
Software - 5.5%
8x8, Inc. (a)(b)	1,017,440	4,822,666
A10 Networks, Inc.	635,487	9,862,758
ACI Worldwide, Inc. (a)	967,624	22,439,201
Adeia, Inc. (b)	956,457	11,496,613
Agilysys, Inc. (a)	179,120	13,188,606
Alarm.com Holdings, Inc. (a)	427,429	23,598,355
Alkami Technology, Inc. (a)(b)	354,306	5,980,685
Altair Engineering, Inc. Class A (a)(b)	479,351	35,922,564
American Software, Inc. Class A	294,094	3,390,904
Amplitude, Inc. (a)	604,651	7,001,859
AppFolio, Inc. (a)	171,345	30,943,194
Appian Corp. Class A (a)(b)	366,808	18,897,948
Applied Digital Corp. (a)(b)	608,095	5,825,550
Asana, Inc. (a)(b)	711,308	17,270,558
Aurora Innovation, Inc. (a)(b)	2,706,678	8,877,904
AvePoint, Inc. (a)(b)	1,368,996	8,487,775
Bit Digital, Inc. (a)(b)	638,091	2,826,743
Blackbaud, Inc. (a)	388,512	29,313,230
BlackLine, Inc. (a)(b)	502,148	29,164,756
Box, Inc. Class A (a)	1,257,855	39,307,969
Braze, Inc. (a)(b)	307,819	13,993,452
C3.ai, Inc. (a)(b)	523,705	21,995,610
Cerence, Inc. (a)(b)	360,240	10,018,274
Cipher Mining, Inc. (a)(b)	366,595	1,393,061
Cleanspark, Inc. (a)(b)	687,056	4,129,207
Clear Secure, Inc. (b)	745,798	17,682,871
CommVault Systems, Inc. (a)	398,258	31,036,246
Consensus Cloud Solutions, Inc. (a)(b)	175,686	5,693,983
CoreCard Corp. (a)(b)	63,965	1,537,079
Couchbase, Inc. (a)(b)	304,594	5,083,674
CS Disco, Inc. (a)(b)	201,356	1,961,207
Digimarc Corp. (a)(b)	127,861	3,784,686
Digital Turbine, Inc. (a)(b)	850,376	9,218,076
Domo, Inc. Class B (a)(b)	275,133	4,916,627
E2open Parent Holdings, Inc. (a)(b)	1,786,060	9,198,209
Ebix, Inc. (b)	235,355	7,286,591
eGain Communications Corp. (a)	186,428	1,373,974
Enfusion, Inc. Class A (a)(b)	225,064	2,441,944
EngageSmart, Inc. (a)	439,288	8,328,900
Envestnet, Inc. (a)(b)	446,640	27,682,747
Everbridge, Inc. (a)	363,446	11,208,675
EverCommerce, Inc. (a)(b)	206,733	2,414,641
Expensify, Inc. (a)(b)	496,878	4,004,837
ForgeRock, Inc. (a)(b)	423,200	8,739,080
Freshworks, Inc. (a)	1,447,069	27,002,308
Instructure Holdings, Inc. (a)(b)	174,952	4,753,446
Intapp, Inc. (a)	139,847	5,742,118
InterDigital, Inc. (b)	241,816	22,413,925
Jamf Holding Corp. (a)(b)	622,291	13,516,161
Kaltura, Inc. (a)	723,561	1,461,593
LivePerson, Inc. (a)	574,353	2,728,177
Liveramp Holdings, Inc. (a)	571,072	16,298,395
Livevox Holdings, Inc. (a)(b)	197,003	573,279
Marathon Digital Holdings, Inc. (a)(b)	1,502,864	26,104,748
Matterport, Inc. (a)(b)	2,238,936	7,589,993
MeridianLink, Inc. (a)(b)	234,034	5,228,320
MicroStrategy, Inc. Class A (a)(b)	98,639	43,192,045
Mitek Systems, Inc. (a)(b)	386,902	3,950,269
Model N, Inc. (a)(b)	332,695	11,085,397
N-able, Inc. (a)	623,606	8,774,136
Nextnav, Inc. (a)(b)	480,779	1,543,301
Olo, Inc. (a)(b)	927,491	7,290,079
ON24, Inc. (b)	295,720	2,617,122
Onespan, Inc. (a)	357,683	4,914,564
Pagerduty, Inc. (a)(b)	762,182	19,755,757
PowerSchool Holdings, Inc. (a)(b)	501,243	12,115,043
Progress Software Corp. (b)	388,188	23,314,571
PROS Holdings, Inc. (a)(b)	397,932	15,121,416
Q2 Holdings, Inc. (a)(b)	509,059	18,056,323
Qualys, Inc. (a)(b)	331,960	46,076,048
Rapid7, Inc. (a)	535,486	24,584,162
Red Violet, Inc. (a)(b)	98,547	2,040,908
Rimini Street, Inc. (a)	434,015	1,180,521
Riot Platforms, Inc. (a)(b)	1,427,381	26,435,096
Sapiens International Corp. NV	276,723	7,454,918
Semrush Holdings, Inc. (a)(b)	283,997	3,013,208
SolarWinds, Inc. (a)	448,832	4,730,689
SoundHound AI, Inc. (a)(b)	1,234,795	2,877,072
SoundThinking, Inc. (a)(b)	78,974	1,794,289
Sprinklr, Inc. (a)	779,269	10,940,937
Sprout Social, Inc. (a)(b)	426,780	24,386,209
SPS Commerce, Inc. (a)	327,598	59,095,403
Tenable Holdings, Inc. (a)	1,019,336	49,600,890
TeraWulf, Inc. (a)(b)	443,754	1,295,762
Varonis Systems, Inc. (a)(b)	970,211	27,845,056
Verint Systems, Inc. (a)	563,351	21,052,427
Veritone, Inc. (a)(b)	234,232	1,080,981
Viant Technology, Inc. (a)	119,706	579,377
Weave Communications, Inc. (a)	297,012	3,564,144
Workiva, Inc. (a)(b)	435,788	45,884,119
Xperi, Inc.	377,464	4,952,328
Yext, Inc. (a)(b)	959,466	9,326,010
Zeta Global Holdings Corp. (a)(b)	1,198,781	11,052,761
Zuora, Inc. (a)	1,105,254	12,964,629
		1,252,693,919
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)(b)	302,011	7,199,942
CompoSecure, Inc. (a)(b)	141,438	1,049,470
Corsair Gaming, Inc. (a)(b)	329,243	6,084,411
CPI Card Group (a)(b)	37,405	913,056
Eastman Kodak Co. (a)(b)	516,105	2,833,416
Immersion Corp.	288,726	2,038,406
Intevac, Inc. (a)	211,841	758,391
IonQ, Inc. (a)(b)	1,435,446	27,632,336
Super Micro Computer, Inc. (a)	414,048	136,747,594
Turtle Beach Corp. (a)	136,210	1,532,363
Xerox Holdings Corp.	1,026,226	16,399,091
		203,188,476
TOTAL INFORMATION TECHNOLOGY		3,067,992,540
MATERIALS - 4.5%
Chemicals - 2.0%
AdvanSix, Inc.	237,439	9,523,678
American Vanguard Corp.	240,975	4,352,009
Amyris, Inc. (a)(b)	1,925,503	1,707,536
Aspen Aerogels, Inc. (a)(b)	459,601	3,833,072
Avient Corp.	806,774	32,698,550
Balchem Corp.	285,019	38,403,460
Cabot Corp. (b)	494,321	35,096,791
Chase Corp. (b)	67,684	8,520,739
Core Molding Technologies, Inc. (a)	68,421	1,650,315
Danimer Scientific, Inc. (a)(b)	773,364	2,173,153
Ecovyst, Inc. (a)(b)	845,484	10,390,998
FutureFuel Corp. (b)	231,095	2,246,243
H.B. Fuller Co.	482,068	35,687,494
Hawkins, Inc.	173,484	8,110,377
Ingevity Corp. (a)(b)	333,148	21,328,135
Innospec, Inc. (b)	222,619	23,851,400
Intrepid Potash, Inc. (a)(b)	95,938	2,638,295
Koppers Holdings, Inc.	179,986	6,886,264
Kronos Worldwide, Inc. (b)	205,640	1,922,734
Livent Corp. (a)(b)	1,611,626	39,678,232
LSB Industries, Inc. (a)(b)	492,225	5,498,153
Mativ, Inc. (b)	488,048	7,681,876
Minerals Technologies, Inc.	289,400	17,754,690
Origin Materials, Inc. Class A (a)(b)	952,007	4,264,991
Orion SA	499,746	10,954,432
Perimeter Solutions SA (a)(b)	1,391,420	7,736,295
PureCycle Technologies, Inc. (a)(b)	1,036,138	12,267,874
Quaker Houghton (b)	123,910	24,829,086
Rayonier Advanced Materials, Inc. (a)(b)	560,295	2,650,195
Sensient Technologies Corp.	375,174	24,026,143
Stepan Co.	189,733	18,180,216
Trinseo PLC (b)	311,577	5,489,987
Tronox Holdings PLC	1,041,762	13,845,017
Valhi, Inc. (b)	17,749	272,270
		446,150,700
Construction Materials - 0.3%
Knife River Holding Co.	454,086	19,739,118
Summit Materials, Inc. (b)	1,063,944	38,493,494
United States Lime & Minerals, Inc. (b)	18,481	3,799,878
		62,032,490
Containers & Packaging - 0.3%
Greif, Inc.:
Class A (b)	269,779	19,955,553
Class B	2,444	193,247
Myers Industries, Inc.	327,977	6,431,629
O-I Glass, Inc. (a)	1,385,657	31,814,685
Pactiv Evergreen, Inc.	356,334	3,068,036
Ranpak Holdings Corp. (A Shares) (a)(b)	380,969	2,442,011
TriMas Corp.	368,737	9,498,665
		73,403,826
Metals & Mining - 1.8%
5E Advanced Materials, Inc. (a)(b)	347,066	1,218,202
Alpha Metallurgical Resources (b)	115,786	20,056,451
Arconic Corp. (a)	881,232	26,340,024
ATI, Inc. (a)(b)	1,149,855	54,825,086
Caledonia Mining Corp. PLC	144,268	1,699,477
Carpenter Technology Corp.	429,508	25,710,349
Century Aluminum Co. (a)(b)	473,626	4,404,722
Coeur d'Alene Mines Corp. (a)(b)	2,837,072	8,738,182
Commercial Metals Co.	1,045,244	59,808,862
Compass Minerals International, Inc.	304,103	11,516,381
Constellium NV (a)(b)	1,129,093	21,554,385
Contango ORE, Inc. (a)(b)	31,223	580,748
Dakota Gold Corp. (a)(b)	454,422	1,336,001
Haynes International, Inc.	113,619	5,699,129
Hecla Mining Co.	5,358,163	30,863,019
i-80 Gold Corp. (a)(b)	1,724,849	3,518,692
Ivanhoe Electric, Inc. (a)(b)	500,103	8,131,675
Kaiser Aluminum Corp.	142,384	11,561,581
Materion Corp. (b)	183,286	21,836,694
NioCorp Developments Ltd. (a)(b)	10,695	51,015
Novagold Resources, Inc. (a)(b)	2,153,188	9,710,878
Olympic Steel, Inc. (b)	88,210	4,921,236
Perpetua Resources Corp. (a)(b)	328,786	1,242,811
Piedmont Lithium, Inc. (a)(b)	161,120	8,839,043
PolyMet Mining Corp. (a)(b)	300,654	625,360
Ramaco Resources, Inc. (b)	202,568	1,863,626
Ramaco Resources, Inc. Class B (b)	38,625	549,634
Ryerson Holding Corp.	202,111	8,587,696
Schnitzer Steel Industries, Inc. Class A	231,930	8,398,185
SunCoke Energy, Inc.	750,472	6,664,191
TimkenSteel Corp. (a)	389,784	9,081,967
Tredegar Corp.	237,307	1,642,164
Warrior Metropolitan Coal, Inc.	461,533	20,422,835
Worthington Industries, Inc.	274,798	20,505,427
		422,505,728
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	150,153	4,839,431
Glatfelter Corp.	384,103	1,305,950
Sylvamo Corp.	325,214	15,958,251
		22,103,632
TOTAL MATERIALS		1,026,196,376
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	850,056	13,354,380
Alexander & Baldwin, Inc.	670,109	12,866,093
Alexanders, Inc.	20,518	3,967,566
Alpine Income Property Trust, Inc.	136,757	2,323,501
American Assets Trust, Inc.	447,183	10,061,618
Apartment Investment & Management Co. Class A (b)	1,322,877	11,019,565
Apple Hospitality (REIT), Inc.	1,942,913	30,115,152
Armada Hoffler Properties, Inc.	630,377	7,829,282
Braemar Hotels & Resorts, Inc.	594,820	2,200,834
Brandywine Realty Trust (SBI)	1,572,288	7,940,054
Broadstone Net Lease, Inc.	1,699,799	27,706,724
BRT Apartments Corp.	115,532	2,249,408
CareTrust (REIT), Inc. (b)	908,288	18,883,308
CBL & Associates Properties, Inc. (b)	243,295	5,296,532
Centerspace	139,729	8,681,363
Chatham Lodging Trust	442,419	4,247,222
City Office REIT, Inc.	381,400	2,086,258
Clipper Realty, Inc.	120,490	771,136
Community Healthcare Trust, Inc.	238,193	8,393,921
Corporate Office Properties Trust (SBI)	1,017,074	26,443,924
CTO Realty Growth, Inc.	210,181	3,678,168
DiamondRock Hospitality Co.	1,889,608	16,061,668
Diversified Healthcare Trust (SBI)	2,141,853	4,476,473
Douglas Emmett, Inc.	1,528,122	22,463,393
Easterly Government Properties, Inc.	852,193	12,578,369
Elme Communities (SBI)	798,403	12,974,049
Empire State Realty Trust, Inc.	1,187,782	10,630,649
Equity Commonwealth	934,038	18,297,804
Essential Properties Realty Trust, Inc.	1,344,616	33,010,323
Farmland Partners, Inc.	461,728	5,305,255
Four Corners Property Trust, Inc.	789,056	20,752,173
Getty Realty Corp.	408,156	13,191,602
Gladstone Commercial Corp.	378,257	5,030,818
Gladstone Land Corp.	307,615	5,149,475
Global Medical REIT, Inc.	575,488	5,697,331
Global Net Lease, Inc.	963,214	10,296,758
Hersha Hospitality Trust	301,303	1,886,157
Hudson Pacific Properties, Inc.	1,248,100	7,326,347
Independence Realty Trust, Inc.	2,034,679	34,670,930
InvenTrust Properties Corp.	616,998	15,017,731
JBG SMITH Properties	1,006,062	16,831,417
Kite Realty Group Trust	1,957,497	44,787,531
LTC Properties, Inc.	374,562	12,570,301
LXP Industrial Trust (REIT)	2,605,479	26,237,174
National Health Investors, Inc.	377,446	20,725,560
Necessity Retail (REIT), Inc./The	1,226,430	8,707,653
NETSTREIT Corp.	571,341	10,221,290
NexPoint Diversified Real Estate Trust	286,781	3,352,470
NexPoint Residential Trust, Inc.	204,722	8,508,246
Office Properties Income Trust	450,094	3,465,724
One Liberty Properties, Inc.	156,363	3,194,496
Orion Office (REIT), Inc.	538,691	3,501,492
Outfront Media, Inc.	1,328,940	20,545,412
Paramount Group, Inc.	1,658,827	8,692,253
Peakstone Realty Trust (b)	248,215	6,289,768
Pebblebrook Hotel Trust	1,086,266	16,782,810
Phillips Edison & Co., Inc. (b)	1,063,192	37,541,310
Physicians Realty Trust	2,150,758	31,702,173
Piedmont Office Realty Trust, Inc. Class A	1,130,679	8,412,252
Plymouth Industrial REIT, Inc.	393,562	8,961,407
Postal Realty Trust, Inc.	191,068	2,879,395
Potlatch Corp.	710,045	38,079,713
Retail Opportunity Investments Corp.	1,116,565	16,447,002
RLJ Lodging Trust	1,429,594	14,724,818
RPT Realty	788,046	8,566,060
Ryman Hospitality Properties, Inc.	515,850	49,155,347
Sabra Health Care REIT, Inc.	2,084,667	27,079,824
Safehold, Inc. (b)	266,096	6,580,554
Saul Centers, Inc.	111,122	4,283,753
Service Properties Trust	1,479,359	12,559,758
SITE Centers Corp.	1,718,000	24,137,900
SL Green Realty Corp. (b)	590,493	22,267,491
Star Holdings	115,591	1,802,064
Summit Hotel Properties, Inc.	952,884	6,136,573
Sunstone Hotel Investors, Inc.	1,873,679	19,092,789
Tanger Factory Outlet Centers, Inc.	918,918	21,511,870
Terreno Realty Corp.	735,710	43,657,031
The Macerich Co.	1,938,308	24,713,427
UMH Properties, Inc.	510,549	8,500,641
Uniti Group, Inc.	2,145,225	11,970,356
Universal Health Realty Income Trust (SBI)	122,476	5,845,779
Urban Edge Properties	1,037,973	17,655,921
Urstadt Biddle Properties, Inc. Class A	264,673	6,002,784
Veris Residential, Inc.	707,094	13,208,516
Whitestone REIT Class B	460,056	4,747,778
Xenia Hotels & Resorts, Inc.	1,003,626	12,746,050
		1,190,317,247
Real Estate Management & Development - 0.8%
American Realty Investments, Inc. (a)(b)	13,065	246,929
Anywhere Real Estate, Inc. (a)	957,779	8,026,188
Compass, Inc. (a)(b)	2,669,934	11,187,023
Cushman & Wakefield PLC (a)(b)	1,487,170	14,618,881
Digitalbridge Group, Inc.	1,444,027	23,133,313
Douglas Elliman, Inc.	722,623	1,596,997
eXp World Holdings, Inc. (b)	617,326	15,396,110
Forestar Group, Inc. (a)	164,303	4,843,652
FRP Holdings, Inc. (a)	57,586	3,303,709
Kennedy-Wilson Holdings, Inc. (b)	1,069,064	17,639,556
Marcus & Millichap, Inc. (b)	217,457	7,976,323
Maui Land & Pineapple, Inc. (a)(b)	66,705	994,572
Newmark Group, Inc.	1,210,273	8,375,089
Opendoor Technologies, Inc. (a)(b)	4,872,297	24,897,438
RE/MAX Holdings, Inc.	158,829	3,130,520
Redfin Corp. (a)(b)	946,202	14,174,106
Stratus Properties, Inc.	49,306	1,399,304
Tejon Ranch Co. (a)	184,110	3,242,177
The RMR Group, Inc.	142,679	3,364,371
The St. Joe Co.	308,648	19,592,975
Transcontinental Realty Investors, Inc. (a)	17,134	599,519
		187,738,752
TOTAL REAL ESTATE		1,378,055,999
UTILITIES - 2.9%
Electric Utilities - 0.7%
Allete, Inc.	515,946	29,630,779
Genie Energy Ltd. Class B (b)	181,167	2,429,449
MGE Energy, Inc. (b)	325,503	26,118,361
Otter Tail Corp.	368,743	29,871,870
PNM Resources, Inc.	762,384	34,170,051
Portland General Electric Co. (b)	864,485	41,210,000
		163,430,510
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	880,454	41,134,811
Chesapeake Utilities Corp.	156,685	18,526,434
New Jersey Resources Corp. (b)	867,937	38,796,784
Northwest Natural Holding Co.	324,144	13,928,468
ONE Gas, Inc. (b)	493,693	39,065,927
RGC Resources, Inc.	70,637	1,421,216
Southwest Gas Holdings, Inc.	551,734	36,381,340
Spire, Inc.	461,410	29,331,834
		218,586,814
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	575,300	3,917,793
Montauk Renewables, Inc. (a)(b)	596,388	5,218,395
Ormat Technologies, Inc. (b)	476,585	38,746,361
Sunnova Energy International, Inc. (a)(b)	902,623	15,940,322
		63,822,871
Multi-Utilities - 0.4%
Avista Corp. (b)	674,253	26,053,136
Black Hills Corp.	595,196	35,908,175
NorthWestern Energy Corp.	537,774	30,368,098
Unitil Corp.	143,981	7,492,771
		99,822,180
Water Utilities - 0.5%
American States Water Co.	330,952	29,259,466
Artesian Resources Corp. Class A	76,464	3,483,700
Cadiz, Inc. (a)(b)	357,899	1,481,702
California Water Service Group	501,332	26,580,623
Consolidated Water Co., Inc. (b)	137,582	2,691,104
Global Water Resources, Inc.	101,274	1,286,180
Middlesex Water Co.	157,002	12,626,101
Pure Cycle Corp. (a)(b)	171,684	2,115,147
SJW Group	277,102	19,524,607
York Water Co.	130,160	5,379,513
		104,428,143
TOTAL UTILITIES		650,090,518
TOTAL COMMON STOCKS (Cost $20,395,376,615)		22,590,199,437

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $20,889,288)	21,000,000	20,886,391

Money Market Funds - 16.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	140,876,954	140,905,130
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	3,574,546,663	3,574,904,117
TOTAL MONEY MARKET FUNDS (Cost $3,715,791,285)		3,715,809,247

TOTAL INVESTMENT IN SECURITIES - 115.8% (Cost $24,132,057,188)	26,326,895,075
NET OTHER ASSETS (LIABILITIES) - (15.8)%	(3,588,234,674)
NET ASSETS - 100.0%	22,738,660,401

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,496	Sep 2023	150,617,280	6,826,833	6,826,833

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,129,779.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	147,998,663	1,162,758,806	1,169,852,339	1,618,391	-	-	140,905,130	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	3,441,003,990	2,216,452,306	2,082,552,179	10,714,502	-	-	3,574,904,117	12.3%
Total	3,589,002,653	3,379,211,112	3,252,404,518	12,332,893	-	-	3,715,809,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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